   As filed with the U.S. Securities and Exchange Commission on February 8, 2008
                                              File No. 2-73948 File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

 Pre-Effective Amendment No.                                           [ ]
 Post-Effective Amendment No. 100                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

 Amendment No. 101

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

  ___   immediately upon filing pursuant to paragraph (b)
  ___   on __________pursuant to paragraph (b)
  ___   60 days after filing pursuant to paragraph (a)(1)
  ___   on [Date] pursuant to paragraph (a)(1)
   X    75 days after filing pursuant to paragraph (a)(2)
  ___   on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
                   DFA Global Real Estate Securities Portfolio

This   Post-Effective   Amendment  No.   100/101  to   Registration   File  Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -  Prospectus  relating to the  Registrant's  DFA Global Real Estate
     Securities Portfolio series of shares

4.   PART B - Statement of Additional  Information  relating to the Registrant's
     DFA Global Real Estate Securities Portfolio series of shares

5.   PART C - Other Information

6.   SIGNATURES

                                         Subject to completion, February 8, 2008

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               P R O S P E C T U S

                           _____________________, 2008
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:

o Has its own  investment  objective  and policies,  and is the  equivalent of a separate mutual fund.
o Is  generally  available  only  to  institutional  investors  and  clients  of registered investment advisors.
o Does not charge a sales commission or "load."
o Is designed for long-term investors.

                   DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective.  The prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY...........................................................1
    ABOUT THE PORTFOLIO.......................................................1
    MANAGEMENT................................................................1
    INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF THE DFA

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is generally  offered only to  institutional  investors and clients of registered investment advisers.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

The Portfolio Has a Special Structure: The Portfolio is a "fund of funds," which means that the  Portfolio  allocates its assets among other mutual funds managed by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional"). In addition to investing in other  mutual  funds,  the  Portfolio  may also invest  directly in securities and other investments.

Management

Dimensional is the investment manager for the Portfolio.

Investment  Objective,  Strategies,  and  Risks of the DFA  Global  Real  Estate
Securities Portfolio

     o    Investment Objective: Long-term capital appreciation.

     o    Investment  Strategy:   Achieve  exposure  to  a  broad  portfolio  of
          securities of U.S. and non-U.S. companies in the real estate industry, including companies in developed and emerging markets, with a focus on real estate  investment trusts ("REITs") or companies that the Advisor considers  REIT-like  entities by primarily  purchasing  shares of two other  mutual  funds  managed  by the  Advisor,  the DFA  Real  Estate
          Securities  Portfolio and the DFA International Real Estate Securities
          Portfolio (the  "Underlying  Funds").  In addition to investing in the
          Underlying Funds, the Portfolio also may invest directly in securities of companies in the real estate industry.

     o    Principal   Risks:   Fund  of  Funds  Risk,   Market  Risk,  Risks  of
          Concentrating  in the Real Estate  Industry,  Real  Estate  Investment
          Risk, Small Company Risk,  Foreign Securities and Currencies Risk, and
          Emerging Markets Risk.

Principal Risks

Fund of Funds Risk: The  investment  performance of the Portfolio is affected by the  investment  performance  of the  Underlying  Funds in which  the  Portfolio invests.  The  ability of the  Portfolio  to achieve  its  investment  objective depends  on the  ability  of the  Underlying  Funds  to  meet  their  investment objectives  and on the  Advisor's  decisions  regarding  the  allocation  of the
Portfolio's  assets among the Underlying  Funds.  There can be no assurance that the  investment  objective  of the  Portfolio  or any  Underlying  Fund  will be achieved.  Through its  investments  in the Underlying  Funds,  the Portfolio is subject to the risks of the  Underlying  Funds'  investments.  The risks  listed below for the Portfolio include both the risks associated with direct investment in securities by the Portfolio and indirect investment in securities through the
Portfolio's investment in the Underlying Funds.

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Risks  of  Concentrating   in  the  Real  Estate  Industry:   The  Portfolio  is
concentrated in the real estate industry. The Portfolio's exclusive focus on the real estate  industry may expose the Portfolio to the general risks  involved in direct real estate  ownership.  The  Portfolio's  performance  may be materially different from the broad equity market.

Real Estate Investment Risk: The value of securities in the real estate industry can be  affected by changes in real estate  values and rental  income,  property taxes, interest rates, and tax and regulatory  requirements.  Investing in REITs and REIT-like  entities involves certain unique risks in addition to those risks associated  with  investing  in the real estate  industry in general.  REITs and
REIT-like  entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow  dependency and  self-liquidation.  REITs and
REIT-like entities also are subject to the possibility of failing to qualify for tax free  pass-through  of income.  Also,  because REITs and REIT-like  entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities  also are  exposed to foreign  currency  risk (the  possibility  that foreign  currency will decrease in value against the U.S. dollar resulting in an adverse impact on the Portfolio's returns).

Emerging  Markets Risk:  Numerous  emerging  market  countries have  experienced serious,  and potentially  continuing,  economic and political  problems.  Stock markets in many emerging  market  countries are relatively  small,  expensive to trade,  and risky.  Foreigners  are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under other conditions.

Other Risks

Derivatives:

The Underlying  Funds also may use  derivatives,  such as futures  contracts and options  on  futures  contracts,  to gain  market  exposure  on the  Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.  The use of derivatives for non-hedging  purposes may be considered more speculative  than other types of investments.  When an Underlying Fund uses derivatives  for  non-hedging  purposes,  the  Underlying  Fund will be directly exposed  to the  risks of that  derivative.  Gains  or  losses  from  derivative investments may be substantially greater than the derivatives' original cost.

Securities Lending:

The Underlying Funds may lend their portfolio  securities to generate additional income. The Portfolio does not currently engage in securities lending but may do so in the future.  Securities  lending  involves  the risk that the borrower may fail to return the  securities  in a timely  manner or at all.  As a result,  an
Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund also could lose money if the Underlying Fund does not recover the securities and/or the value of the collateral  falls,  including the value of investments made with cash collateral.  Securities lending may have certain potential adverse tax consequences.  See "SECURITIES  LOANS" for further information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                FEES AND EXPENSES

This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee..........................................................0.35%(1)

Other Expenses..........................................................0.10%(2)

Acquired Fund Fees & Expenses.......................................0.13%(3)

Total Annual Operating Expenses............................................0.58%

Fee Waiver and/or Expense Reimbursements.................................(0.03)%

Net Expenses............................................................0.55%(4)
__________________

(1)  The  Advisor  has  agreed  to waive  all or a  portion  of the  Portfolio's management fee to the extent  necessary to limit the total  management fees paid  by  the  Portfolio  to  the  Advisor  directly  and  indirectly  (the proportionate  share of the management  fees paid by the Portfolio  through its  investment  in other  funds  managed by the  Advisor)  to 0.35% of the
     Portfolio's average net assets on an annualized basis.

(2)  "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2008.

(3)  Represents  the amount of fees and expenses  anticipated  to be incurred by the  Portfolio  through its  investment in the  Underlying  Funds and other investment companies for the fiscal year ending November 30, 2008.

(4)  Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee and to assume the expenses of the Portfolio  (including the expenses that the  Portfolio  bears as a  shareholder  of other  investment companies  managed by the  Advisor  but  excluding  the  expenses  that the
     Portfolio  incurs   indirectly   through  its  investment  in  unaffiliated
     investment  companies)  ("Portfolio  Expenses") to the extent  necessary to limit the Portfolio  Expenses of the Portfolio to 0.55% of the  Portfolio's
     average  net  assets  on  an  annualized  basis  (the  "Expense  Limitation
     Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's  Expense  Limitation  Amount,  the Advisor retains the right to seek  reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the
     Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense
     Limitation  Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously  waived or expenses  previously  assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee
     Waiver  and  Expense  Assumption  Agreement  will  remain in effect  for an initial  period until April 1, 2009, and then shall continue in effect from year to year for  one-year  periods  thereafter  unless  terminated  by the
     Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                l Year       3 Years
                                               --------      --------
DFA Global Real Estate Securities Portfolio      $56           $183

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation.  The Portfolio  seeks to achieve  exposure to a broad portfolio of securities of U.S. and non-U.S.  companies in the real estate  industry,  with a focus on REITs or companies  that the Advisor  considers  REIT-like  entities by primarily  purchasing  shares  of two  Underlying  Funds,  the DFA  Real  Estate
Securities Portfolio and the DFA International Real Estate Securities Portfolio.
The Portfolio and Underlying Funds consider a company to be principally  engaged in the real  estate  industry  if the  company's  principal  activities  include development,  ownership,  construction,  management,  or  sale  of  residential, commercial, or industrial real estate. REITs and REIT-like entities are types of real estate  companies that pool  investors'  funds for investment  primarily in income producing real estate or real estate related loans or interests.

     The DFA Real Estate Securities  Portfolio,  an Underlying Fund in which the
Portfolio invests,  invests  principally in readily marketable equity securities of companies in the following sectors of the real estate industry:  certain U.S.
REITs,   companies  engaged  in  residential   construction  and  firms,  except
partnerships,  whose principal business is to develop commercial  property.  The
DFA Real Estate  Securities  Portfolio makes investments in securities traded in the  U.S.  securities  markets,  principally  on the  New  York  Stock  Exchange
("NYSE"), American Stock Exchange ("Amex ") and over-the counter market.

     The DFA International Real Estate Securities Portfolio,  an Underlying Fund
in which the Portfolio  invests,  concentrates  its  investments  in a broad and diverse set of securities of non-U.S.  companies principally engaged in the real estate  industry  with a particular  focus on non-U.S.  REITs and  companies the
Advisor considers to be REIT-like  entities.  The DFA International  Real Estate
Securities  Portfolio may purchase  non-U.S.  real estate  securities  listed or traded in the form of European Depositary Receipts,  Global Depositary Receipts,
American  Depositary  Receipts or other types of depositary  receipts (including
non-voting   depositary   receipts)   and  dual  listed   securities.   The  DFA
International  Real  Estate  Securities  Portfolio  also may  invest in  stapled securities,  where one or more of the underlying  securities represent interests in a company or subsidiary in the real estate industry.

     The DFA International  Real Estate  Securities  Portfolio may invest in the securities  of companies in developed  and emerging  markets.  As of the date of this  Prospectus,  the DFA  International  Real Estate  Securities  Portfolio is
authorized  to invest  in real  estate  companies  in the  following  countries:
Australia,  Belgium,  Canada, China, France, Germany,  Greece, Hong Kong, Japan,
the Netherlands,  New Zealand,  Singapore,  South Africa, Taiwan, Turkey and the
United Kingdom. The Advisor will determine, in its discretion,  when and whether to invest in  countries  that have  been  authorized,  depending  on a number of factors,  such as asset growth in the Portfolio and the  characteristics of each country's  markets.  The Investment  Committee of the Advisor also may authorize other  countries  for  investment  in the future,  in addition to the  countries listed  above,  or may remove one or more  markets  from the list of  authorized markets.  If the Advisor removes a country from the list of authorized  markets, the DFA International Real Estate Securities  Portfolio is permitted to continue to hold  such  securities  of  companies  associated  with that  country  in its portfolio even if the country is no longer approved for new investments.

     In  addition  to,  or in place  of,  investments  in the  Underlying  Funds described  above, the Portfolio also is permitted to invest directly in the same types of securities of companies in the real estate  industry that are described in this  Prospectus  as eligible  investments  for the  Underlying  Funds.  As a non-fundamental  policy,  under  normal  circumstances,  at  least  80%  of  the
Portfolio's  net assets will be invested  directly,  or  indirectly  through its investment  in the  Underlying  Funds,  in  securities  of companies in the real estate industry. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the
Portfolio.

     In addition, each Underlying Fund is authorized to use derivatives, such as futures contracts and options on futures  contracts,  to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.  Each Underlying Fund may enter into futures  contracts and options on futures contracts for equity securities and indices, and such investments may or may not provide  exposure to the real estate  industry.  In addition to money market  instruments  and other  short-term  investments,  the Portfolio and each
Underlying  Fund may invest in affiliated and  unaffiliated  unregistered  money market funds and the  Portfolio  and DFA  International  Real Estate  Securities
Portfolio  may invest in affiliated  and  unaffiliated  registered  money market funds.  The Portfolio and Underlying Funds may invest in such money market funds and other  short-term  investments  to manage cash pending  investment  in other securities  or to maintain  liquidity  for the payment of  redemptions  or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

     The Portfolio and DFA International  Real Estate  Securities  Portfolio may
invest  in  exchange-traded  funds  ("ETFs")  and  similarly  structured  pooled investments  that  provide  exposure  to equity  markets,  including  the United
States,  both within and outside the real estate industry,  and for the purposes of gaining exposure to the equity markets, while maintaining liquidity.

 Portfolio Construction

     The  Portfolio   primarily   allocates  its  investments  between  the  two
Underlying  Funds.  The Advisor  has  prepared  and will  maintain a schedule of eligible  investments  consisting  of equity  securities of all companies in the real estate industry  described above as being presently eligible for investment by each  Underlying  Fund. It is the intention of each Underlying Fund to invest in the securities of eligible companies using a market  capitalization  weighted approach  to  determine  security  weights  and  country  weights.  See  "MARKET
CAPITALIZATION WEIGHTED APPROACH.

     While a company's stock may meet the applicable  criteria  described above, the  stock  may not be  purchased  by an  Underlying  Fund  if,  at the  time of purchase,  in the  judgment of the Advisor,  the issuer is in extreme  financial difficulty or is involved in a merger or  consolidation  or is the subject of an acquisition  that  could  result  in the  company  no  longer  being  considered principally engaged in the real estate business or if the Advisor determines, in its  judgment,  that the  purchase  of such stock is  inappropriate  given other conditions.

     If  securities  must be sold in order to  obtain  funds to make  redemption payments,  such  securities  may  be  repurchased  by  an  Underlying  Fund,  as additional  cash becomes  available to it.  However,  each  Underlying  Fund has retained the right to borrow to make redemption  payments and is also authorized to redeem its shares in kind. See "REDEMPTION OF SHARES."  Further,  because the securities  of certain  companies  whose  shares are  eligible  for purchase are thinly traded,  each Underlying Fund might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

     Investments  will not be based upon an issuer's  dividend payment policy or record.  However,  many of the companies whose securities will be included in an
Underlying  Fund  do  pay  dividends.  It is  anticipated,  therefore,  that  an
Underlying  Fund will receive  dividend  income.  Periodically,  the Advisor may expand the schedule of eligible  investments  to include  equity  securities  of companies in sectors of the real estate  industry in addition to those described in this Prospectus and to designate  additional eligible companies and countries to respond to market events,  new listings,  and/or new legal  structures in the
U.S. and non-U.S. markets, among others.

                             PORTFOLIO TRANSACTIONS

     Securities  will not be  purchased or sold based on the  prospects  for the economy,  the securities  markets,  or the  individual  issuers whose shares are eligible for purchase.  Securities  that have  depreciated  in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered  attractive  or due to an expected or realized  decline in securities prices in general.  Securities  may be sold without regard to the length of time held.  Securities,  including  those eligible for purchase,  may be disposed of, however,  at any time when, in the  Advisor's  judgment,  circumstances  warrant their sale, including,  but not limited to, tender offers,  mergers, and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policies of the Portfolio.

                     MARKET CAPITALIZATION WEIGHTED APPROACH

     The  portfolio  structure  of the  Portfolio,  to the  extent it  purchases portfolio securities  directly,  and the portfolio structures of each Underlying
Fund involve market capitalization  weighting in determining individual security weights and, where applicable,  country or region weights. Market capitalization weighting  means each  security is  generally  purchased  based on the  issuer's relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors.  The Advisor may consider  such factors as free float,  momentum,  trading  strategies,  liquidity  management and other factors determined to be appropriate by the Advisor given market conditions. The
Advisor may deviate  from market  capitalization  weighting  to limit or fix the exposure of an Underlying Fund to a particular issuer to a maximum proportion of the assets of the  Underlying  Fund.  The  Advisor  may  exclude  the stock of a company that meets  applicable  market  capitalization  criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other  conditions.  These  adjustments  will result in a deviation from traditional market capitalization weighting.

     Adjustment  for free  float  adjusts  market  capitalization  weighting  to exclude the share capital of a company that is not freely  available for trading in the public  equity  markets by  international  investors.  For  example,  the following types of shares may be excluded: (i) those held by strategic investors
(such as governments,  controlling  shareholders and management),  (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

     Deviation from market capitalization  weighting also will occur because the
Advisor  generally intends to purchase in round lots.  Furthermore,  the Advisor may  reduce  the  relative  amount  of any  security  held in  order  to  retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets,  may be invested in interest bearing  obligations,  such as money market instruments,  thereby  causing  further  deviation  from  market  capitalization weighting.  A further deviation may occur due to investments in privately placed convertible debentures.

     Block  purchases of eligible  securities  may be made at opportune  prices, even  though such  purchases  exceed the number of shares  that,  at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition,  securities eligible for purchase or otherwise represented in an  Underlying  Fund may be acquired in exchange  for the issuance of shares.
See "PURCHASE OF SHARES--In Kind Purchases." While such transactions might cause a deviation from market capitalization  weighting, they would ordinarily be made in anticipation of further growth of assets.

     Changes  in the  composition  and  relative  ranking  (in  terms of  market capitalization)  of the stocks that are eligible  for  purchase  take place with every trade when the securities markets are open for trading due, primarily,  to price  fluctuations of such  securities.  On at least a semi-annual  basis,  the
Advisor will prepare lists of companies  whose stock is eligible for  investment by an Underlying  Fund.  Additional  investments  generally  will not be made in securities  that have  changed in value  sufficiently  to be  excluded  from the
Advisor's then current market capitalization  requirement for eligible portfolio securities.  This may result in further  deviation  from  market  capitalization weighting.  Such  deviation  could be  substantial  if a  significant  amount of holdings of an Underlying Fund change in value  sufficiently to be excluded from the  requirement  for eligible  securities,  but not by a  sufficient  amount to warrant their sale.

     Country  weights  may  be  based  on the  total  market  capitalization  of companies within each country. The calculation of country market  capitalization may take into  consideration  the free  float of  companies  within a country or whether  these  companies  are  eligible  to be  purchased  for  the  particular strategy. In addition, to maintain a satisfactory level of diversification,  the
Investment  Committee  may limit or fix the exposure to a particular  country or region to a maximum  proportion of the assets of that vehicle.  Country  weights may also deviate from target weights due to general  day-to-day trading patterns and price movements.  As a result,  the weighting of certain  countries may vary from their weighting in published international indices.

                                SECURITIES LOANS

     The Portfolio and the Underlying Funds are authorized to lend securities to qualified  brokers,  dealers,  banks,  and other financial  institutions for the purpose of earning additional income. At this time, however,  the Portfolio does not intend to engage in securities lending directly.  While each Underlying Fund may earn additional income from lending securities,  such activity is incidental to the  investment  objective of the  Underlying  Fund.  The value of securities loaned may not exceed 33 1/3% of the value of a Underlying  Fund's total assets, which  includes the value of  collateral  received.  To the extent an Underlying
Fund  loans a portion  of its  securities,  the  Underlying  Fund  will  receive collateral  consisting  generally of cash or U.S. government  securities,  which will be maintained by marking to market daily in an amount equal to at least (i)
100% of the  current  market  value of the loaned  securities,  with  respect to securities  of the U.S.  government  or its  agencies,  (ii) 102% of the current market  value of the loaned  securities,  with respect to U.S.  securities,  and
(iii) 105% of the current market value of the loaned securities, with respect to foreign  securities.  Subject to its stated investment  policies,  an Underlying
Fund may invest the collateral  received for the loaned securities in securities of the U.S. government or its agencies,  repurchase agreements collateralized by
securities  of  the  U.S.  government  or  its  agencies,   and  registered  and
unregistered  money  market  funds.  For  purposes of this  paragraph,  agencies include  both  agency  debentures  and  agency  mortgage-backed  securities.  In addition,  an Underlying Fund will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Statement of Additional  Information
(the  "SAI")  for a  further  discussion  of the  tax  consequences  related  to securities  lending.  An  Underlying  Fund will be  entitled  to recall a loaned security to vote proxies or otherwise  obtain rights to vote proxies of a loaned securities if the Underlying Fund knows that a material event will occur. In the event of the  bankruptcy of the  borrower,  the Fund could  experience  delay in recovering  the  loaned  securities  or  only  recover  cash  or a  security  of equivalent value. See "OTHER RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment  Committee  of the Advisor,  portfolio  managers,  and other  trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves any changes in regards to authorized  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment  Committee.  Stephen  A.  Clark  and  Karen E.  Umland,  serve as the portfolio  managers for the Portfolio,  together they  coordinate the efforts of all other  portfolio  managers with respect to the day-to-day  management of the
Portfolio.

     Mr. Clark is a Senior  Portfolio  Manager and Vice President of the Advisor
and chairman of the  Investment  Committee.  Mr. Clark received his MBA from the
University of Chicago and his BS from Bradley  University.  Mr. Clark joined the
Advisor in 2001 and has been  responsible  for the  portfolio  management  group since January 2006.

     Ms. Umland is a Senior Portfolio  Manager and Vice President of the Advisor
and a  member  of the  Investment  Committee.  She  received  her BA  from  Yale
University in 1988 and her MBA from the  University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been  responsible for the international equity portfolios since 1998.

     The  Portfolio's  SAI provides  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401. A discussion regarding the basis for the Board of Directors' approving the investment management agreements with respect to the Portfolio  will be available in future annual or semi-annual reports to shareholders of the Portfolio.

     The Fund bears all of its own costs and  expenses,  including:  services of its independent  registered  public  accounting firm,  legal counsel,  brokerage
commissions,   and  transfer  taxes  in  connection  with  the  acquisition  and disposition of portfolio securities, taxes, insurance premiums, costs incidental to  meetings  of  its  shareholders  and  directors,  the  cost  of  filing  its registration  statements  under the federal  securities laws and the cost of any filings  required under state  securities  laws,  reports to  shareholders,  and transfer and dividend disbursing agency,  administrative services, and custodian fees. Expenses allocable to a particular portfolio of the Fund are so allocated.
The expenses of the Fund that are not  allocable to a particular  portfolio  are borne by each portfolio on the basis of its relative net assets or equally.

     The  Advisor  has been  engaged in the  business  of  providing  investment management  services  since May 1981.  The Advisor is  currently  organized as a
Delaware  limited  partnership  and is  controlled  and  operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to November 3,
2006, the Advisor was named  Dimensional Fund Advisors Inc. and was organized as a  Delaware  corporation.  As of the  date  of  this  Prospectus,  assets  under management total  approximately $140 billion.  The Advisor controls  Dimensional
Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia").

Investment Services

     The Advisor has entered into a Sub Advisory  Agreement with each of DFAL (7
Down Street, London W1J 7AJ, United Kingdom) and DFA Australia (Level 29 Gateway
1, MacQuarie Place, Sydney, New South Wales 2000, Australia), respectively, with respect to the Portfolio.  Pursuant to the terms of each Sub Advisory Agreement,
DFAL and DFA  Australia  each have the authority  and  responsibility  to select brokers and dealers to execute securities  transactions for the Portfolio.  Each
Sub  Advisor's  duties  include  the  maintenance  of a  trading  desk  and  the determination  of the best  and most  efficient  means of  executing  securities transactions.  On at least a  semi-annual  basis,  the  Advisor  will review the holdings of the  Portfolio  and review the trading  process and the execution of securities  transactions.  The  Advisor is  responsible  for  determining  those securities  that are eligible for  purchase  and sale by the  Portfolio  and may delegate this task,  subject to its own review, to DFAL and DFA Australia.  DFAL and DFA Australia maintain and furnish to the Advisor information and reports on companies in certain  markets,  including  recommendations  of  securities to be added to the securities that are eligible for purchase by the Portfolio, as well as making  recommendations and elections on corporate actions.  DFAL is a member of the Financial Services Authority ("FSA"), a self-regulatory  organization for investment managers operating under the laws of England.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment company under the Internal Revenue Code (the "Code"). As a regulated  investment company,  the Portfolio  generally  pays no federal income tax on the income and gains it distributes to  shareholders.  Dividends from net investment  income of the  Portfolio  are  distributed  quarterly  (on a  calendar  basis) and any net realized  capital gains (after any reductions  for capital loss  carry-forwards)
are distributed typically in November. The Portfolio also may make an additional dividend  distribution  from net investment income in November of each year. The amount  of any  distribution  will  vary,  and  there is no  guarantee  that the
Portfolio will pay either an income dividend or a capital gains distribution.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio whose shares may hold at net asset value (as of the business date  following the dividend record date), unless, upon written notice to the Advisor and completion of account information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Every January, each shareholder will receive a statement that shows the tax status of dividends and distributions received the previous year.  Distributions declared  in  December  to  shareholders  of  record  in such  month but paid in
January,  are  taxable  as if they  were  paid in  December.  Mutual  funds  may reclassify  income after tax reporting  statements  are mailed to  shareholders.
This can  result  from the rules in the Code  that  effectively  prevent  mutual funds, such as the Portfolio, from ascertaining with certainty,  until after the calendar year end, and in some cases the Portfolio's  fiscal year end, the final amount  and  character  of  distributions  the  Portfolio  has  received  on its investments  during the prior  calendar  year.  Prior to issuing  statements  to shareholders, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary, the Portfolio will send each shareholder a corrected Form 1099-DIV to reflect reclassified information.

     If a taxable shareholder invests in the Portfolio shortly before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Portfolio's  shares by the  amount  of the  distribution  and,  in  effect,  the shareholder will receive some of the shareholders investment back in the form of a taxable distribution.

Taxes

     In general, if a shareholder is a taxable investor, Portfolio distributions are taxable to the  shareholder at either  ordinary  income or capital gains tax
rates.  This  is  true  whether  the  shareholder  reinvests   distributions  in
additional  Portfolio  shares or receives  them in cash.  A  distribution  of an amount in excess of the  Portfolio's  taxable  income and capital gains realized during a taxable year is treated as a non-taxable return of capital that reduces a shareholder's tax basis in Portfolio shares.

     Shareholders should be aware that the Portfolio may distribute a large part of any  appreciation  in value of its investments as ordinary income rather than
as  capital  gains.   This  is  because  the  Portfolio   intends  to  elect  to
mark-to-market  its investments in certain  non-U.S.  real estate companies that are treated as passive foreign investment companies (PFICs) due to their capital structure and sources of revenue.  Under the mark-to-market rules, the Portfolio must include in income the excess, if any, of the fair market value of a PFIC as of the close of the  Portfolio's  taxable year over the Portfolio's tax basis in the PFIC.  This unrealized gain (as well as any gain on the sale of the PFIC for which the mark-to-market election is made) is treated as ordinary income. If the
Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax and a related interest charge as described in the SAI.

     Whether paid in cash or additional  shares and  regardless of the length of time the Portfolio's  shares have been owned by shareholders  who are subject to
U.S.  federal  income  taxes,  distributions  from  long-term  capital gains are taxable as such.  Dividends from net investment income or net short-term capital gains  will be  taxable  as  ordinary  income,  whether  received  in cash or in additional shares.  Because the Portfolio's  investment strategy is to invest in
non-U.S.  companies,  none of the Portfolio's  dividends are expected to qualify for  the  corporate  dividends  received  deduction.  A  portion  of the  income dividends paid by the Portfolio may be qualified dividends eligible for taxation by individual  shareholders  at long-term  capital gains rates provided  certain holding period requirements are satisfied.  The Portfolio cannot predict at this time what portion, if any, of its dividends from non-U.S.  real estate companies will be eligible for these  reduced  rates  because,  among other  requirements, dividends  from  PFICs are not  eligible  to be treated  as  qualified  dividend income.

     The  Portfolio may be subject to foreign  withholding  taxes on income from foreign  securities.  If more  than  50% in  value of the  total  assets  of the
Portfolio is invested in securities of foreign  corporations,  the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the  Portfolio.  If this  election is made,  shareholders  will be required to include in their gross income their pro rata share of these  foreign taxes paid by the  Portfolio,  and will be  entitled  to deduct (as an  itemized deduction  in the case of  individuals)  their  share of such  foreign  taxes in computing their taxable income or to claim a credit for such taxes against their
U.S. federal income tax, subject to certain  limitations under the Code. Because the Portfolio  invests  primarily as a "fund of funds" and the Underlying  Funds are treated as  corporations,  it is unlikely that the Portfolio will qualify to elect to pass through to shareholders  the Portfolio's pro rata share of foreign taxes paid by the Underlying Funds.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     In addition to federal income taxes,  shareholders  may be subject to state and local taxes on distributions  from the Portfolio and on gains on redemptions or  exchanges  of the  Portfolio's  shares.  Distributions  of  interest  income realized from certain  types of U.S.  government  securities  may be exempt from state personal income taxes.

     Non-U.S.  investors are subject to U.S.  withholding  tax at a 30% or lower treaty rate on dividends  paid by the Portfolio,  subject to limited  exemptions for dividends  designated  as capital gain  dividends,  short-term  capital gain dividends and  interest-related  dividends.  The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of the Portfolio beginning  after  December 31, 2007 unless such  exemptions are extended or made permanent.  Notwithstanding such exemptions,  non-U.S.  investors are subject to backup withholding at a rate of 28% on dividends,  capital gains  distributions, and redemption  proceeds paid to shareholders who fails to properly certify they are not U.S. persons. Non-U.S. investors also may be subject to U.S. estate tax.

     Income  received by the Portfolio or an Underlying Fund from certain equity interests in mortgage pooling vehicles is treated as "excess inclusion  income."
The  Portfolio or  Underlying  Fund may derive such income either as a result of its direct investment in such interests or,  indirectly,  through its investment in REITs that hold such  interests  or  otherwise  qualify  as taxable  mortgage pools.  In  general,  this  income  is  required  to be  reported  to  Portfolio shareholders  that are not  disqualified  organizations  (as  defined  below) in proportion to dividends paid with the same  consequences as if the  shareholders directly received the excess inclusion income.  Excess inclusion income: (i) may not be offset with net operating  losses;  (ii)  represents  unrelated  business taxable  income  (UBTI) in the hands of a tax-exempt  shareholder  that is not a disqualified  organization;  and (iii) is subject to  withholding  tax,  without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a  shareholder  who is not a U.S.  person.  The Portfolio must  pay  the  tax  on  its  excess  inclusion  income  that  is  allocable  to
"disqualified   organizations,"   which  generally  are  certain   cooperatives,
governmental  entities and tax-exempt  organizations that are not subject to tax
on  UBTI.  To  the  extent  that  Portfolio   shares  owned  by  a  disqualified
organization  are held in record name by a broker/dealer  or other nominee,  the
Portfolio must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Portfolio's  excess  inclusion income allocable to them on behalf of the disqualified organizations.

     This discussion of "Dividends,  Capital Gains  Distributions  and Taxes" is
not intended or written to be used as tax advice.  Prospective  investors should consult the SAI.  Because  everyone's  tax situation is unique,  you should also consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Portfolio.

                               PURCHASE OF SHARES

Cash Purchases

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  ("Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders,  and directors of the Advisor and the Fund, and friends  and family  members of such  persons.  All  investments  are subject to approval  by the  Advisor,  and all  investors  must  complete  and  submit  the necessary account  registration forms in good order. The Fund reserves the right to reject any initial or  additional  investment  and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (DFA Global Real Estate Securities Portfolio ). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of the Portfolio by check should send their check to
DFA  Investment   Dimensions  Group  Inc.(DFA  Global  Real  Estate   Securities
Portfolio), c/o PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations may also be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in its  portfolio as described in this  Prospectus or in exchange for local  currencies  in which such  securities  of the  Portfolio are denominated.  Securities and local currencies  accepted by the Fund for exchange and  Portfolio  shares to be issued in the exchange  will be valued as set forth under  "VALUATION OF SHARES" at the time of the next  determination of net asset value after such acceptance. All dividends,  interests,  subscription,  or other rights  pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor  upon receipt from the issuer.
Investors who desire to purchase  shares of the Portfolio with local  currencies should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,   the  nature  of  the   Portfolio's   holdings  may  present
opportunities for a shareholder to engage in a short-term  trading strategy that exploits  possible  delays  between  changes  in the  price  of the  Portfolio's holdings and the reflection of those changes in the  Portfolio's net asset value
(called "arbitrage market timing").  Such delays may occur because the Portfolio
(or an  Underlying  Fund in which it invests)  has  significant  investments  in foreign  securities  where,  due to time zone  differences,  the values of those securities  are  established  some time before the Portfolio  calculates its net asset value. In such circumstances, the available market prices for such foreign securities  may not  accurately  reflect the latest  indications of value at the time the Portfolio  calculates its net asset value.  There is a possibility that arbitrage  market  timing  may  dilute  the value of the  Portfolio's  shares if redeeming  shareholders  receive proceeds (and purchasing  shareholders  receive shares)  based upon a net asset  value that does not  reflect  appropriate  fair value prices.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring and purchase  blocking procedures, and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor trades and flows of money in and out of the  Portfolio  from time to time in an  effort  to detect  excessive short-term  trading  activities,  and for consistent  enforcement of the Trading
Policy.  The Fund  reserves  the  right to take the  actions  necessary  to stop excessive or  disruptive  trading  activities,  including  refusing or canceling purchase or exchange orders for any reason,  without prior notice,  particularly purchase or exchange  orders that the Fund believes are made on behalf of market timers.  The Fund,  Dimensional  and their agents reserve the right to restrict, refuse  or  cancel  any  purchase  or  exchange  request  made  by  an  investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially  disruptive to the Portfolio.  In making such  judgments,  the  Fund  and  Dimensional  seek to act in a  manner  that is consistent  with the interests of  shareholders.  For purposes of applying these procedures,  Dimensional  may  consider  an  investor's  trading  history in the
Portfolio, and accounts under common ownership, influence or control.

     In  addition  to  the  Fund's  general  ability  to  restrict   potentially
disruptive  trading  activity  as  described  above,  the Fund also has  adopted purchase blocking  procedures.  Under the Fund's purchase  blocking  procedures, where  an  investor  has  engaged  in any  two  purchases  and  two  redemptions
(including  redemptions  that  are  part  of an  exchange  transaction)  in  the
Portfolio in any rolling 30 calendar day  monitoring  period  (i.e.,  two "round trips"),  the Fund and Dimensional  intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a "purchase block").
If implemented,  a purchase block will begin at some point after the transaction that caused the investor to have engaged in the  prohibited  two  round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted  to  implement a longer  purchase  block,  or  permanently  bar future purchases by an investor, if they determine that it is appropriate.

     Under the Fund's purchase blocking procedures,  the following purchases and redemptions  will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each  transaction  of less than $5,000;  (ii) purchases and redemptions by U.S. registered investment companies that operate as funds of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S.  investment  companies  that operate as funds of funds  (subject to monitoring  by  Dimensional);  (iii)  purchases  and  redemptions  by  a  feeder portfolio of a master fund's shares;  (iv) systematic or automated  transactions where the  shareholder,  financial  advisor  or  investment  fiduciary  does not exercise  direct  control over the  investment  decision;  (v)  retirement  plan contributions,  loans,  loan repayments and  distributions  (including  hardship withdrawals)  identified as such in the retirement plan  recordkeeper's  system;
(vi) purchase transactions  involving transfers of assets,  rollovers,  Roth IRA
conversions  and  IRA  recharacterizations;   (vii)  purchases  of  shares  with
Portfolio  dividends  or  capital  gain  distributions;   (viii)  transfers  and
reregistrations  of shares within the Portfolio;  and (ix)  transactions  by 529
Plans. Notwithstanding the Fund's purchase blocking procedures, all transactions in  Portfolio  shares are  subject to the right of the Fund and  Dimensional  to restrict  potentially  disruptive  trading  activity  (including  purchases  and redemptions  described  above that will not be subject to the purchase  blocking procedures).

     The Fund, Dimensional or their designees have the ability, pursuant to Rule
22c-2 under the 1940 Act, to request information from financial  intermediaries,
such  as  401(k)  plan   administrators,   trust  companies  and  broker-dealers
(together,  "Intermediaries"),  concerning  trades  placed in omnibus  and other multi-investor accounts (together,  "Omnibus Accounts"),  in order to attempt to monitor trades that are placed by the underlying  shareholders  of these Omnibus
Accounts.  The Fund,  Dimensional  and their  designees will use the information obtained from the  Intermediaries  to monitor trading in the Fund and to attempt to  identify  shareholders  in  Omnibus  Accounts  engaged  in  trading  that is inconsistent  with the Trading  Policy or otherwise not in the best interests of the Fund.  The Fund,  Dimensional or their  designees,  when they detect trading patterns in shares of the Portfolio  (or other  portfolios of the Fund) that may constitute short-term or excessive trading, will provide written instructions to the  Intermediary  to restrict or prohibit  further  purchases  or  exchanges of shares of the Portfolio (and other portfolios of the Fund) by a shareholder that has been identified as having engaged in excessive or short-term transactions in the  Portfolio's  shares  (directly  or  indirectly  through the  Intermediary's account) that violate the Trading Policy.

     The  ability  of the Fund and  Dimensional  to  impose  these  limitations, including  the purchase  blocking  procedures,  on investors  investing  through
Intermediaries is dependent on the receipt of information  necessary to identify transactions by the underlying  investors and the Intermediary's  cooperation in implementing  the  Trading  Policy.  Investors  seeking  to engage in  excessive short-term  trading  practices  may  deploy a  variety  of  strategies  to avoid detection,  and  despite  the  efforts  of the Fund and  Dimensional  to prevent excessive short-term trading,  there is no assurance that the Fund,  Dimensional or their agents will be able to identify  those  shareholders  or curtail  their trading  practices.  The ability of the Fund,  Dimensional  and their  agents to detect  and  limit  excessive  short-term  trading  also  may be  restricted  by operational systems and technological limitations.

     The purchase  blocking  procedures  of the Trading  Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries  have not adopted procedures to implement this Policy. The
Fund and Dimensional will work with  Intermediaries  to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and
Dimensional  determine are reasonably  designed to achieve the objective of this
Trading  Policy.  At  the  time  the  Intermediaries   adopt  these  procedures,
shareholders  whose  accounts  are on the books of such  Intermediaries  will be subject to the Trading Policy's purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking  procedures.
Investors that invest in the Portfolio  through an  Intermediary  should contact the  Intermediary  for  information  concerning the policies and procedures that apply to the investor.

     As of the date of this Prospectus,  the ability of the Fund and Dimensional to apply the purchase blocking  procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through  Omnibus  Accounts maintained by Intermediaries  is severely limited due to systems  limitations of both the Fund's service providers and the Intermediaries.  The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures  (subject to the limitations  described above), will be able to be implemented on or after  compliance  with Rule 22c-2 under the 1940 Act is required of Intermediaries.

     In  addition,  the  purchase  blocking  procedures  will  not  apply  to  a redemption  transaction in which the Portfolio  distributes portfolio securities to a shareholder  in-kind,  where the redemption  will not disrupt the efficient portfolio  management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE  closes at a time other than 1:00 p.m.  PT. The  Portfolio  will invest shares of the Underlying  Funds.  The value of each  Underlying Fund will be its net asset value at the time the Portfolio's  shares are priced.  Each Underlying
Fund  calculates  its net asset value based on the current  market value for its portfolio  securities.  The Underlying Funds value securities in the same manner as described for the Portfolio below.

     The value of shares of the  Portfolio  will  fluctuate  in  relation to its investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are  valued at the last  quoted  sale price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board of the Fund.
Fair value pricing may also be used if events that have a significant  effect on the value of an investment  (as  determined in the  discretion of the Investment
Committee of the Advisor) occur before the net asset value is  calculated.  When fair value pricing is used,  the prices of securities  used by the Portfolio may differ  from the quoted or  published  prices for the same  securities  on their primary markets or exchanges.

     The  Portfolio  will also fair value price in the  circumstances  described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities  markets  is  completed  each  day at the  close of the  Tokyo  Stock
Exchange (normally,  11:00 p.m. PT), which is fourteen hours before to the close of the NYSE  (normally,  1:00 p.m.  PT) and the time that the net asset value of the Portfolio is computed.  Due to the time differences  between the closings of the relevant foreign securities  exchanges and the time the Portfolio prices its shares at the close of the  NYSE,  the  Portfolio  will fair  value its  foreign investments  when it is determined  that the market  quotations  for the foreign investments  are either  unreliable  or not  readily  available.  The fair value prices  will  attempt  to  reflect  the  impact of the U.S.  financial  markets'
perceptions and trading activities on the Portfolio's  foreign investments since the last closing  prices of the foreign  investments  were  calculated  on their primary foreign securities markets or exchanges.  For these purposes,  the Board of Directors of the Fund has determined  that  movements in relevant  indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or  the  London  Stock  Exchange,  demonstrate  that  market  quotations  may be unreliable, and may trigger fair value pricing. Consequently,  fair valuation of portfolio  securities may occur on a daily basis.  The fair value pricing by the
Portfolio  utilizes data furnished by an independent  pricing  service (and that data  draws  upon,  among  other  information,  the  market  values  of  foreign investments).  The fair value prices of portfolio  securities  generally will be used when it is  determined  that the use of such  prices  will have a  material impact on the net asset value of the  Portfolio.  When the  Portfolio  uses fair value pricing,  the values assigned to the Portfolio's  foreign  investments may not be the  quoted or  published  prices  of the  investments  on their  primary markets or exchanges. The Board of Directors' of the Fund monitors the operation of the method used to fair value price the Portfolio's foreign investments.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio  determines  its net asset value per share.  As a result,  the sale or redemption by the  Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The net asset value per share of the Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally  recognized  reliable sources.  Since the  Portfolio  owns  securities  that are  primarily  listed in foreign  exchanges  that may trade on days when the Portfolio does not price its shares,  the  net  asset  value  of  the  Portfolio  may  change  on  days  when shareholders will not be able to purchase or redeem shares.

     Certain of the securities holdings of the Portfolio in emerging markets may be subject to tax,  investment,  and currency  repatriation  regulations  of the emerging  market country that could have a material  effect on the values of the securities.  For example,  the Portfolio might be subject to different levels of taxation on current income and realized gains  depending upon the holding period of the  securities.  In general,  a longer  holding  period (e.g.,  5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g.,
1 year). The Portfolio may also be subject to certain  contractual  arrangements with investment  authorities in an Approved Market that require the Portfolio to maintain  minimum  holding  periods  or to limit the extent of  repatriation  of income and realized gains.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  ("Sub-designees") to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the  shares of the  Portfolio  will be  priced  at the  public
offering  price   calculated   after  receipt  of  the  purchase  order  by  the
Intermediary  or  Sub-designee,  as  applicable,  that is  authorized to receive purchase  orders.  If the  investor  buys  shares  through  an  Intermediary  or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales charge is imposed on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the  portfolios  available for exchanges and to request a copy of the  prospective  of such  portfolios.  There  is no fee  imposed  on an exchange.  However,  the Fund reserves the right to impose an administrative fee in order to cover the costs  incurred in  processing  an exchange.  Any such fee will be disclosed in the Prospectus.  An exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the transaction.  The Fund  reserves the right to revise or  terminate  the exchange privilege,  limit the amount of or reject  any  exchange,  or waive the  minimum amount requirement as deemed necessary, at any time.

     Investors in the Portfolio also may exchange all or part of their Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the Portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next  determined,  after  receipt of a written  request for redemption  in good order,  by the transfer  agent (or by an  Intermediary  or a
Sub-designee,  if applicable),  or (2) if stock  certificates  have been issued, after  receipt  of the stock  certificates  in good  order at the  office of the transfer  agent.  "Good  order"  means that the  request to redeem  shares  must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular  trading on the NYSE  (normally,  1:00 p.m. PT), including  but not limited  to: a letter of  instruction  or a stock  assignment specifying  the number of shares or dollar amount to be redeemed,  signed by all registered owners (or authorized  representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account,  proof of authority  and a guarantee of the  signature of each  registered  owner by an
eligible  guarantor  institution;   and  any  other  required  supporting  legal
documents.  A signature  guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency  or  savings  association  who  are participants  in a  medallion  program  recognized  by the  Securities  Transfer
Association.  The three recognized  medallion  programs are Securities  Transfer
Agents Medallion Program (STAMP),  Stock Exchanges Medallion Program (SEMP), and
New York Stock  Exchange,  Inc.  Medallion  Signature  Program (MSP).  Signature
guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming  shares who have authorized  redemption  payment by wire in writing,  may request that redemption  proceeds be paid in federal funds wired to the bank they have  designated in writing.  The Fund reserves the right to send  redemption  proceeds  by check in its  discretion;  a  shareholder  may request overnight  delivery of such check at the  shareholder's own expense.  If the  proceeds  are wired to the  shareholder's  account  at a bank that is not a member of the Federal  Reserve  System,  there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time
to  suspend  or  terminate  the  redemption  by  wire   procedure   after  prior
notification to shareholders.  No fee is charged for redemptions. The redemption of all shares in an account  will  result in the  account  being  closed.  A new
Account Registration Form will be required for future investments. See "PURCHASE
OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which  may take up to ten  days.
Investors  may avoid this delay by  submitting a certified  check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  stockholder, the Fund will give written notice of the redemption to the  stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account  for a specific  portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder  for shares  redeemed by the Fund under this right will be the  aggregate  net asset  value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dimensional.com,  within  20 days  after the end of each  month.  The
Portfolio also generally will disclose its complete  portfolio  holdings,  as of month-end,  online at the Advisor's  public website,  three months following the month-end.  Please  consult the SAI for a description  of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

     To eliminate  duplicate  mailings and reduce  expenses,  the  Portfolio may deliver a single copy of certain shareholder documents,  such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are  registered in different  names.  This practice is known as
"householding." The Portfolio will not household personal information documents, such as account  statements.  If you do not want the mailings of these documents to be combined  with those of other  members of your  household,  please call us collect  at (310)  395-8005.  We will  begin  sending  individual  copies of the shareholder documents to you within 30 days of receiving your request.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------
               Investment Advisor                        Custodian

          DIMENSIONAL FUND ADVISORS LP                 CITIBANK, N.A.
               1299 Ocean Avenue                       111 Wall Street
             Santa Monica, CA 90401                   New York, NY 10005
            Tel. No. (310) 395-8005
--------------------------------------------------------------------------------
                  Sub-Advisors                  Accounting Services, Dividend
                                               Disbursing,  and Transfer Agent

         DIMENSIONAL FUND ADVISORS LTD.                  PFPC INC.
                 7 Down Street                      301 Bellevue Parkway
                 London W1J7AJ                      Wilmington, DE 19809
                 United Kingdom
            Tel. No. (20) 7016-4500

             DFA AUSTRALIA LIMITED
                Level 29 Gateway
               1 MacQuarie Place
          Sydney, New South Wales 2000
                   Australia
           Tel. No. (612) 8 336-7100
--------------------------------------------------------------------------------
                Legal Counsel

      STRADLEY, RONON, STEVENS & YOUNG, LLP
           2600 One Commerce Square
          Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------

   Independent Registered Public Accounting Firm

           PRICEWATERHOUSECOOPERS LLP
              Two Commerce Square
                   Suite 1700
               2001 Market Street
           Philadelphia, PA 19103-7042
--------------------------------------------------------------------------------

Other Available Information

You  can  find  more  information  about  the  Fund  and  the  Portfolio  in the
Portfolio's SA1 and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year.  The  Portfolio is new, so these  reports are not yet available for the Portfolio.

Request free copies from:

     o    Your investment  advisor--if you are a client of an investment advisor who has invested in the Portfolio on your behalf.

     o    The  Fund--if  you  represent an  institutional  investor,  registered investment advisor or other qualifying investor. Call collect at (310)
          395-8005.

     o    Access them on our website at http://www.dimensional.com.

     o    Access  them on the  EDGAR  Database  in the  SEC's  Internet  site at
          http://www.sec.gov.

     o    Review and copy them at the SEC's Public  Reference Room in Washington
          D.C. (phone 1-800-SEC-0330).

     o    Request  copies  from  the  Public  Reference   Section  of  the  SEC,
          Washington,  D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying  fee).  Information  on the  operation  of the SEC's
          public   reference   room  is   available   by  calling   the  SEC  at
          1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                         Subject to completion, February 8, 2008

                   DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                      DFA Investment Dimensions Group Inc.
                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 2008

This statement of additional  information  ("SAI")  relates to the shares of the
DFA Global Real Estate Securities  Portfolio (the "Portfolio") of DFA Investment
Dimensions Group Inc. (the "Fund").

This  SAI is not a  prospectus  but  should  be read  in  conjunction  with  the
Prospectus of the Portfolio, dated _____________,  2008, as amended from time to time.  As of  ____________________,  2008,  the  Portfolio had not yet commenced operations,  so no financial  information  is shown for it in the Fund's  annual report for the fiscal year ended  November 30, 2007.  The  Prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

The information in this statement of additional  information is not complete and may be  changed.  These  Securities  may  not be  sold  until  the  registration statement filed with the Securities and Exchange  Commission is effective.  This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     The  Portfolio  described  in this SAI is a "fund of funds"  that  seeks to achieve its investment  objective by primarily  allocating its assets in the DFA
Real  Estate  Securities   Portfolio  and  the  DFA  International  Real  Estate
Securities  Portfolio (each an "Underlying  Fund" and together,  the "Underlying
Funds"),  which are two other funds managed by Dimensional Fund Advisors LP (the
"Advisor" or  "Dimensional").  In addition to investing in the Underlying Funds, the Portfolio  may also invest  directly in  securities  and other  investments.
Dimensional  serves as the investment  advisor to the Portfolio.  The Advisor is organized as a Delaware  limited  partnership  and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to
November 3, 2006, the Advisor was named  Dimensional  Fund Advisors Inc. and was organized as a Delaware corporation.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

     Because the  structure of the  Portfolio  is based on the  relative  market capitalizations  of eligible  holdings,  it is possible that the Portfolio might include at least 5% of the outstanding  voting securities of one or more issuers
(other than an Underlying  Fund). In such  circumstances,  the Portfolio and the issuer would be deemed  affiliated  persons and certain  requirements  under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.  However, based on the Portfolio's present intention to invest primarily in the Underlying  Funds,  management does not  anticipate  that the  Portfolio  will  include  as much as 5% of the voting securities of any issuer (other than an Underlying Fund).

                             BROKERAGE TRANSACTIONS

     The  following  discussion  relates to the  policies of the  Portfolio  and
Underlying  Funds with  respect to  brokerage  commissions.  The  Portfolio  and
Underlying   Funds  will  incur  brokerage  costs  when  engaging  in  portfolio transactions for securities. However, the Portfolio will not incur any brokerage costs in connection  with its purchase or redemption of shares of the Underlying
Funds.

     Portfolio  transactions  will be placed with a view to  receiving  the best price and execution. The Portfolio and Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected,  and brokers will be selected with this goal
in  view.  The  Advisor   monitors  the  performance  of  brokers  which  effect
transactions for the Portfolio and Underlying Funds to determine the effect that their trading has on the market prices of the  securities in which the Portfolio and  Underlying  Funds  invest.  The Advisor also checks the rate of  commission being paid by the Portfolio and  Underlying  Funds to their brokers to ascertain that the rates are  competitive  with those charged by other brokers for similar services.

     Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment  research,  such as reports  concerning  individual issuers, industries and general economic and financial trends and other research services.  The  investment  advisory  agreements of the Portfolio and Underlying
Funds permit the Advisor knowingly to pay commissions on these transactions that are greater than another  broker,  dealer or exchange member might charge if the
Advisor,  in good faith,  determines that the commissions paid are reasonable in relation to the research or brokerage  services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities  to  the  accounts  under  its  management.  Research  services furnished by brokers  through whom securities  transactions  are effected may be used by the Advisor in servicing  all of its accounts and not all such  services may be used by the Advisor with respect to the Portfolio or Underlying Funds.

     Subject to obtaining best price and execution,  transactions  may be placed with brokers that have  assisted in the sale of  Portfolio  or  Underlying  Fund shares. The Advisor,  however,  pursuant to policies and procedures  approved by the Board of Directors of the Fund, is  prohibited  from  selecting  brokers and dealers  to  effect a  portfolio  securities  transactions  for a  Portfolio  or
Underlying Fund based (in whole or in part) on a broker's or dealer's  promotion or sale of  shares  issued  by the  Portfolio  or  Underlying  Fund or any other registered investment companies.

     The over-the-counter  market (the "OTC") companies eligible for purchase by the Portfolio and Underlying Funds may be thinly traded  securities.  Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution  basis.  To that end,  the Advisor  places buy and sell orders for the
Portfolio  and  Underlying  Funds with  market  makers,  third  market  brokers, electronic communications networks ("ECNs") and with brokers on an agency basis.
Third  market  brokers  enable the  Advisor  to trade  with other  institutional holders  directly on a net basis.  This allows the  Advisor to  sometimes  trade larger blocks than would be possible by going through a single market maker.

     ECNs,  such as  Instinet,  are  electronic  information  and  communication networks  whose  subscribers  include most market makers and many  institutions.
Such ECNs charge a  commission  for each trade  executed on their  systems.  For example,  on any given trade,  the  Portfolio  or  Underlying  Fund,  by trading through  an ECN,  could pay a spread to a dealer on the other  side of the trade plus a commission to the ECN.  However,  placing a buy (or sell) order on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Portfolio and Underlying  Funds can effect  transactions at the best available prices.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The  Portfolio  has  adopted  certain  limitations  that may not be changed without the approval of a majority of the outstanding  voting  securities of the
Portfolio.  A  "majority"  is  defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting,  if the holders of more than 50% of the  outstanding  voting  securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding  voting securities of the Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance  with its investment  objective and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such investment:
          (a) more than 5% of the value of the Portfolio's total assets would be invested  in such  issuer,  or (b) more  than  10% of the  outstanding voting  securities  of such  issuer  would be owned by the  Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that: (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies), except that the Portfolio shall invest more than 25% of its total  assets in  securities  of companies in the real estate industry.

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     The investment  limitations  described in (4) and (8) above do not prohibit the  Portfolio  from  investing  all or  substantially  all of its assets in the
shares  of  other  registered,   open-end  investment  companies,  such  as  the
Underlying Funds.

     With respect to the  investment  limitation  described  in 5(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act), inclusive of any amounts borrowed.  With respect to any borrowings by the Portfolio,  and with respect to the investment  limitation described in 5(b)
above,  the Portfolio will segregate  assets to cover the amount borrowed by the
Portfolio.  The  Portfolio  currently  does  not  intend  to  borrow  money  for investment purposes.

     Notwithstanding any of the above investment restrictions, the Portfolio may establish  subsidiaries or other similar  vehicles for the purpose of conducting its investment  operations in emerging markets, if such subsidiaries or vehicles are required by local laws or regulations  governing foreign investors,  such as the  Portfolio,  or whose use is  otherwise  considered  by the  Portfolio to be advisable.  The  Portfolio  would "look  through"  any such vehicle to determine compliance with its investment restrictions.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The  investment  limitations  set forth above only relate to the Portfolio.
The  Underlying  Funds  may have  investment  limitations  that are more or less restrictive  than those of the  Portfolio.  The  investment  limitations  of the
Underlying  Funds are set forth in their  respective  statements  of  additional information.

                                FUTURES CONTRACTS

     The  Underlying  Funds may enter  into  futures  contracts  and  options on futures  contracts.  Each Underlying  Fund may enter into futures  contracts and options on future  contracts to gain market  exposure on the  Underlying  Fund's uninvested cash pending  investments in securities and to maintain  liquidity to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The  Underlying  Funds will be required to make a margin  deposit in cash or government  securities with a futures commission  merchant (an "FCM") to initiate and maintain  positions in futures  contracts.  Minimal  initial margin requirements  are  established  by the futures  exchange and FCMs may  establish margin  requirements  which are higher than the exchange  requirements.  After a futures  contract  position  is opened,  the value of the  contract is marked to market  daily.  If the  futures  contract  price  changes to the extent that the margin on deposit does not satisfy  margin  requirements,  payment of additional
"variation" margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Underlying Fund. Variation margin payments  are made to and from the  futures  broker for as long as the  contract remains  open.  The  Underlying  Funds  expect to earn  income  on their  margin deposits.  Each Underlying Fund intends to limit its futures-related  investment activity  so that other  than with  respect to bona fide  hedging  activity  (as defined in Commodity  Futures Trading  Commission  ("CFTC") General  Regulations
Section  1.3  (z)):  (i) the  aggregate  initial  margin  and  premiums  paid to establish commodity futures and commodity option contract positions  (determined at the time the most recent  position was  established)  do not exceed 5% of the liquidation value of an Underlying  Fund's portfolio,  after taking into account unrealized  profits and  unrealized  losses on any such contracts it has entered into (provided  that, in the case of an option that is  in-the-money at the time of purchase,  the  in-the-money  amount may be excluded in  calculating  such 5%
limitation)  or (ii) the  aggregate net  "notional  value" (i.e.,  the size of a commodity  futures or commodity  option  contract in contract units (taking into account any  multiplier  specified in the  contract),  multiplied by the current market price (for a futures  contract) or strike price (for an option  contract)
of each such unit) of all  non-hedge  commodity  futures  and  commodity  option contracts that an Underlying  Fund has entered into  (determined at the time the most recent position was established)  does not exceed the liquidation  value of an Underlying Fund's portfolio, after taking into account unrealized profits and unrealized  losses on any such  contracts  that an  Underlying  Fund has entered into.

     Positions in futures  contracts may be closed out only on an exchange which provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of adverse price  movements,  the Underlying Fund would continue to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Underlying  Fund  has  insufficient  cash,  it  might  have  to  sell  portfolio securities  to  meet  daily  margin  requirements  at a time  when it  might  be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures  contract by only  entering  into  futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Securities and
Exchange  Commission  ("Commission")  and  interpretations  of the  staff of the
Commission,  the Underlying Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian,  consisting  of liquid  assets (or,  as  permitted  under  applicable interpretations,  enter into  offsetting  positions)  in  connection  with their futures contract  transactions in order to cover their  obligations with respect to such  contracts.  These  requirements  are  designed  to limit the  amount of leverage the Underlying Funds may use by entering into futures transactions.

                            CASH MANAGEMENT PRACTICES

     The Portfolio and each Underlying Fund engage in cash management  practices in order  to earn  income  on  uncommitted  cash  balances.  Generally,  cash is uncommitted pending investment in other securities,  payment of redemptions,  or in other  circumstances  where the Advisor  believes  liquidity  is necessary or desirable.  For example,  the Portfolio may make cash  investments for temporary defensive  purposes  during  periods in which  market,  economic,  or  political conditions warrant.

     The  Portfolio  and each  Underlying  Fund may  invest  cash in  short-term repurchase  agreements.  In addition, the Portfolio and each Underlying Fund may invest a portion of its assets,  ordinarily  not more than 20%, in money  market instruments,  debt  securities  that at the time of purchase  have an investment grade  rating by a rating  agency or are  deemed to be  investment  grade by the
Advisor,  freely convertible  currencies,  shares of affiliated and unaffiliated unregistered  money market mutual funds,  index futures  contracts,  and options thereon.  The Portfolio and DFA International  Real Estate Securities  Portfolio
may also each invest in shares of affiliated and  unaffiliated  registered money market  mutual  funds.  Investments  in money market  mutual funds may involve a duplication  of certain fees and expenses.  The 20% guideline is not an absolute limitation but the Portfolio and  Underlying  Funds do not expect to exceed this guideline under normal circumstances.

                              EXCHANGE-TRADED FUNDS

     The Portfolio and DFA International  Real Estate Securities  Portfolio also may invest in  exchange-traded  funds ("ETFs") and similarly  structured  pooled investments  that  provide  exposure  to equity  markets,  including  the United
States,  both within and outside the real estate  industry,  for the purposes of gaining exposure to the equity markets, while maintaining  liquidity.  An ETF is an investment  company whose goal is to track or replicate a desired index, such as a sector,  market, or global segment.  ETFs are passively managed, and traded similarly to a publicly traded company. The risks and costs of investing in ETFs are similar to those of investing in a publicly traded  company.  The goal of an
ETF is to correspond  generally to the price and yield performance,  before fees and expenses,  of its underlying index. The risk of not correlating to the index is an  additional  risk to the  investors  of ETFs.  When the  Portfolio  or DFA
International Real Estate Securities  Portfolio invests in an ETF,  shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

                             CONVERTIBLE DEBENTURES

     The Portfolio and DFA International  Real Estate  Securities  Portfolio may
each invest up to 5% of its assets in convertible  debentures issued by non-U.S.
companies  located  in  the  countries  in  which  it is  permitted  to  invest.
Convertible  debentures  include corporate bonds and notes that may be converted into or exchanged for common stock.  These securities are generally  convertible either at a stated  price or a stated  rate (that is,  for a specific  number of shares  of  common  stock  or  other  security).  As  with  other  fixed  income securities,  the  price  of a  convertible  debenture,  to some  extent,  varies inversely with interest rates.  While providing a fixed income stream (generally higher in yield than the income derived from a common stock, but lower than that afforded by a non-convertible  debenture),  a convertible debenture also affords the investor an opportunity,  through its conversion  feature, to participate in the  capital  appreciation  of the  common  stock into  which the  debenture  is convertible.  As the  market  price of the  underlying  common  stock  declines, convertible  debentures  tend to trade  increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a  convertible  debenture  tends to rise as a reflection  of the value of the underlying  common  stock.  To obtain  such a higher  yield,  the  Portfolio  or
Underlying Fund may be required to pay for a convertible  debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the
Portfolio or Underlying  Fund upon  conversion of a convertible  debenture  will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio or Underlying Fund with opportunities that are consistent with the
Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

Directors

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were four Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2007.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Disinterested Directors
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                 and                                           Portfolios
                                 Length                                       within the DFA
                                 of           Principal Occupation During    Fund Complex(2)  Other Directorships of
Name, Address and Age  Position  Service            Past 5 Years                Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         91 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 60
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              91 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios) (since
5807 S. Woodlawn                            University of Chicago (since                      1994).
Avenue                                      1965). Member of the Board of
Chicago, IL 60637                           Milwaukee Mutual Insurance
Age: 68                                     Company (since 1997). Member
                                            Competitive Markets Advisory
                                            Committee, Chicago Mercantile
                                            Exchange (futures trading
                                            exchange) (since 2004).
                                            Formerly, Director of UNext
                                            Inc. (1999-2006). Formerly,
                                            Senior Vice President, Lexecon
                                            Inc. (economics, law,
                                            strategy, and finance
                                            consulting) (1994-2004).
                                            Formerly, President, Cardean
                                            University (division of UNext)
                                            (1999-2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         91 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management (since 1984).         investment
P.O. Box 208200                             Director, BIRR Portfolio         companies
New Haven, CT                               Analysis, Inc. (software
06520-8200                                  products) (since 1990).
Age: 64                                     Consultant to Morningstar,
                                            Inc. (since 2006). Chairman,
                                            CIO and Partner, Zebra Capital
                                            Management, LLC (hedge fund
                                            manager) (since 2001).
                                            Formerly, Chairman, Ibbotson
                                            Associates, Inc., Chicago, IL
                                            (software, data, publishing
                                            and consulting) (1977-2006).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          91 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development)
Soldiers Field                              University (since 1998).                          (since 2002).
Boston, MA 02163                            George Fisher Baker Professor
Age: 63                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director, Trinsum
                                            Group, a successor to
                                            Integrated Finance Limited
                                            (investment banking advice and
                                            strategic consulting) (since
                                            2002). Director, MFRisk, Inc.
                                            (risk management software)
                                            (since 2001). Director,
                                            Peninsula Banking Group (bank)
                                            (since 2003). Director,
                                            Community First Financial
                                            Group (bank holding company)
                                            (since 2003). Advisory Board
                                            Member, Alpha Simplex Group
                                            (hedge fund) (since 2001).
                                            Member Competitive Markets
                                            Advisory Council, Chicago
                                            Mercantile Exchange (futures
                                            trading exchange) (since
                                            2004). Formerly, Advisory
                                            Board Member, NuServe
                                            (insurance software)
                                            (2001-2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          91 portfolios    Director, American
Platinum Grove Asset             1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, L.P.                            University (since 1981).         investment       (registered investment
Reckson Executive                           Chairman, Platinum Grove Asset   companies        companies) (37
Park                                        Management L.P. (hedge fund)                      Portfolios) (since
1100 King Street                            (formerly, Oak Hill Platinum                      1981); and Director,
Building 4                                  Partners) (since 1999).                           Chicago Mercantile
Rye Brook, NY 10573                         Formerly, Managing Partner,                       Exchange Holdings Inc.
Age: 66                                     Oak Hill Capital Management                       (since 2000).
                                            (private equity firm) (until
                                            2004). Director, Chicago
                                            Mercantile Exchange (since
                                            2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            91 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago (since     companies        Industries Inc.)
5807 S. Woodlawn                            1980). Formerly, Marvin Bower                     (office furniture)
Avenue                                      Fellow, Harvard Business                          (since 2000) and
Chicago, IL 60637                           School (2001-2002).                               Director, Ryder System
Age: 54                                                                                       Inc. (transportation,
                                                                                              logistics and
                                                                                              supply-chain
                                                                                              management) (since
                                                                                              2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                 and                                           Portfolios
                                 Length                                       within the DFA
                                 of           Principal Occupation During    Fund Complex(2)  Other Directorships of
Name, Address and Age  Position  Service            Past 5 Years                Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
David G. Booth         Chairman,  Since     Chairman, Director/Trustee,      91 portfolios
1299 Ocean Avenue      Director,  1981      President, Chief Executive       in 4
Santa Monica, CA       President            Officer and, formerly, Chief     investment
90401                  and                  Investment Officer (2003 to      companies
Age: 60                Chief                3/30/2007) of the following
                       Executive            companies: Dimensional Fund
                       Officer              Advisors LP, DFA Securities
                                            Inc., Dimensional Emerging
                                            Markets Value Fund Inc., the
                                            Fund, Dimensional Investment
                                            Group Inc. and The DFA
                                            Investment Trust Company.
                                            Chairman, Director, President,
                                            Chief Executive Officer, and
                                            Chief Investment Officer of
                                            Dimensional Holdings Inc.
                                            Director of Dimensional Fund
                                            Advisors Ltd. and formerly,
                                            Chief Investment Officer.
                                            Director, President and Chief
                                            Investment Officer (beginning
                                            in 2003) of DFA Australia
                                            Limited. Formerly, Director of
                                            Dimensional Funds PLC. Limited
                                            Partner, Oak Hill Partners.
                                            Director, University of
                                            Chicago Business School.
                                            Formerly, Director, SA Funds
                                            (registered investment
                                            company). Chairman, Director
                                            and Chief Executive Officer of
                                            Dimensional Fund Advisors
                                            Canada Inc. Formerly, Director
                                            of Assante Corporation
                                            (investment management).
---------------------- ---------- --------- -------------------------------- ---------------- ------------------------
Rex A. Sinquefield     Director   Since     Director/Trustee (and prior to   91 portfolios
The Show Me Institute             1981      2006, Chairman, and prior to     in 4
7777 Bonhomine Ave.,                        2003, Chief Investment           investment
Suite 2150                                  Officer) of the following        companies
Clayton, MO 63105                           companies: Dimensional Fund
Age: 63                                     Advisors LP, Dimensional
                                            Emerging Markets Value Fund
                                            Inc., the Fund, Dimensional
                                            Investment Group Inc. and The
                                            DFA Investment Trust Company.
                                            Director of Dimensional
                                            Holdings Inc. Prior to 2006,
                                            Director (and prior to 2003,
                                            Chief Investment Officer) of
                                            DFA Australia Limited and DFA
                                            Securities Inc. Prior to 2006,
                                            Director of Dimensional Fund
                                            Advisors Ltd., Dimensional
                                            Funds PLC and Dimensional Fund
                                            Advisors Canada Inc. Trustee
                                            and Member of Investment
                                            Committee, St. Louis
                                            University (since 2003). Life
                                            Trustee and Member of
                                            Investment Committee, DePaul
                                            University. Director, The
                                            German St. Vincent Orphan
                                            Home. Member of Investment
                                            Committee, Archdiocese of St.
                                            Louis. Trustee and Member of
                                            Investment Committee, St.
                                            Louis Art Museum (since 2005).
                                            President and Director, The
                                            Show Me Institute (public
                                            policy research) (since 2006).
                                            Trustee, St. Louis Symphony
                                            Orchestra (since 2005).
                                            Trustee, Missouri Botanical
                                            Garden (since 2005).
---------------------- ---------- --------- -------------------------------- ---------------- ------------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2007 is set
forth in the chart below.

-------------------------------------------- ----------------------------------- -----------------------------------
                                                                                  Aggregate Dollar Range of Shares
                                                                                   Owned in All Funds Overseen by
                                                                                  Director in Family of Investment
                    Name                       Dollar Range of Fund Shares Owned              Companies
-------------------------------------------- ----------------------------------- -----------------------------------
Disinterested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
George M. Constantinides                                    None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
John P. Gould                                               None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Roger G. Ibbotson                                           None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Robert C. Merton                                            None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Myron S. Scholes                                            None                          $50,001-100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Abbie J. Smith                                              None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Interested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
David G. Booth                                              None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Rex A. Sinquefield                                          None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2007 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  serves as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by each  Dimensional  Fund to the Funds' Chief  Compliance  Officer for the
fiscal year ended November 30, 2007.

                                                        Pension or                                Total Compensation
                                      Aggregate         Retirement         Estimated Annual       from Funds and DFA
                                    Compensation      Benefits as Part       Benefit upon        Fund Complex Paid to
  Name and Position                   from Fund*         of Expenses           Retirement              Directors+
--------------------------------------------------------------------------------------------------------------------------
George M. Constantinides               $______              N/A                   N/A                  $______
  Director
John P. Gould                          $______              N/A                   N/A                  $______
  Director
Roger G. Ibbotson                      $______              N/A                   N/A                  $______
  Director
Robert C. Merton                       $______              N/A                   N/A                  $______
  Director
Myron S. Scholes                       $______              N/A                   N/A                  $______
  Director
Abbie J. Smith                         $______              N/A                   N/A                  $______
  Director
Christopher S. Crossan                 $______              N/A                   N/A                    N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2007 is as  follows:  $_______  (Mr.  Gould),  $_______  (Mr.
     Ibbotson); $_______ (Mr. Merton); and $_______ (Ms. Smith). A disinterested
     Director's deferred compensation will be distributed at the earlier of: (a)
     January in the year after the disinterested Director's resignation from the
     Boards of Directors/Trustees  of the DFA Funds, or death or disability,  or
     (b) five  years  following  the  first  deferral,  in such  amounts  as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general  obligations of the
     DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment
Trust Company, and Dimensional  Emerging Markets Value Fund Inc.  (collectively, the "DFA Entities").

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                      and
                                                      Length
                                                      of
        Name and Age                 Position          Service         Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali                   Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 36                                               2005       Manager of Dimensional Fund Advisors LP (since
                                                                 August 2002). Formerly, Graduate Student at the
                                                                 University of California, Los Angeles (August 2000
                                                                 to June 2002); Senior Technology Officer at
                                                                 JPMorgan Chase & Co. (February 1997 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl D. Avery                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 41                                               2005       institutional client service representative of
                                                                 Dimensional Fund Advisors LP (June 2002 to January
                                                                 2005); institutional client service and marketing
                                                                 representative for Metropolitan West Asset
                                                                 Management (February 2001 to February 2002);
                                                                 institutional client service and marketing
                                                                 representative for Payden & Rygel (June 1990 to
                                                                 January 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 51                                                 1993     Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Scott A. Bosworth              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 38                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 November 1997).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 41                        Assistant Secretary    2001       DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd., and Dimensional Fund Advisors
                                                                 Canada Inc. Legal counsel for Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
David P. Butler                Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 42                                               2007       US Financial Services of Dimensional Fund Advisors
                                                                 LP (since January 2005). Formerly, Regional
                                                                 Director of Dimensional Fund Advisors LP (January
                                                                 1995 to January 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick Carter                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 45                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 March 2006). Formerly, Director of Merrill Lynch
                                                                 Retirement Group (December 1998 to March 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 35                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (April 2001 to April 2004); Graduate Student at the
                                                                 University of Chicago (September 1998 to March
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert P. Cornell              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 58                                               2007       Director of Financial Services Group of Dimensional
                                                                 Fund Advisors LP (since August 1993).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President and Chief Compliance Officer of all
Age: 41                        Chief Compliance       2004       the DFA Entities. Formerly, Senior Compliance
                               Officer                           Officer of INVESCO Institutional, Inc. and its
                                                                 affiliates (August 2000 to January 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                               1999       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 50                                               1994       Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 37                                               2001       April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kenneth Elmgren                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 53                                               2007       Managing Principal of Beverly Capital (May 2004 to
                                                                 September 2006); Principal of Wydown Capital
                                                                 (September 2001 to May 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 42                        Assistant Secretary    1998       DFA Entities and DFA Australia Limited. Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 46                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 36                                               2004       April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 45                                               2001       Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Mark R. Gochnour               Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 40                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
John T. Gray                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 32                                               2007       Regional Director of Dimensional Fund Advisors LP
                                                                 (January 2005 to February 2007); Client Services
                                                                 Coordinator of Dimensional Fund Advisors LP
                                                                 (December 1999 to December 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darla Hastings                 Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 52                                               2007       Marketing Officer of Dimensional Fund Advisors LP.
                                                                 Formerly, Senior Vice President, Customer
                                                                 Experience for Benchmark Assisted Living (May 2005
                                                                 to April 2006); Executive Vice President and Chief
                                                                 Marketing Officer of State Street Corporation
                                                                 (September 2001 to October 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joel H. Hefner                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 June 1998).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice President and     Since      Vice President and Fund Controller of all the DFA
Age: 33                        Fund Controller        2005       Entities. Formerly, Senior Manager at
                                                                 PricewaterhouseCoopers LLP (July 1996 to April
                                                                 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 39                                               2005       Regional Director of Dimensional Fund Advisors LP
                                                                 (March 2003 to March 2005); Vice President and
                                                                 Portfolio Manager for Payden & Rygel (July 1999 to
                                                                 February 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 39                                               2004       April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 33                                               2004       April 2004, Counsel of Dimensional Fund Advisors
                                                                 LP. Formerly, Associate at Gibson, Dunn & Crutcher
                                                                 LLP (September 1997 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating             Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 52                                               2003       Operating Officer of Dimensional Fund Advisors LP.
                                                                 Director and Vice President of Dimensional Fund
                                                                 Advisors Canada Inc. Formerly, Director, President
                                                                 and Chief Executive Officer of Assante Asset
                                                                 Management Inc. (October 2000 to December 2002);
                                                                 Director of Assante Capital Management (October
                                                                 2000 to December 2002); President and Chief
                                                                 Executive Officer of Assante Capital Management
                                                                 (October 2000 to April 2001); Executive Vice
                                                                 President of Assante Corporation (May 2001 to
                                                                 December 2002); Director of Assante Asset
                                                                 Management Ltd. (September 1997 to December 2002);
                                                                 President and Chief Executive Officer of Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 35                                               2004       Manager for Dimensional Fund Advisors LP (since
                                                                 April 2001). Prior to April 2001, a trader at
                                                                 Lincoln Capital Fixed Income Management (formerly
                                                                 Lincoln Capital Management Company).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 40                                               2004       Vice President of Advisor Services at TIAA-CREF
                                                                 (July 2001 to September 2004); President of AEGON,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kristina M. LaRusso            Vice President         Since      Vice President of all DFA Entities. Formerly,
Age: 31                                               2006       Operations Supervisor of Dimensional Fund Advisors
                                                                 LP (March 2003 to December 2006); Operations
                                                                 Coordinator of Dimensional Fund Advisors LP (March
                                                                 1998 to March 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Inmoo Lee                      Vice President         Since      Vice President of all DFA Entities.  Associate
Age: 41                                               2007       Professor, Department of Finance and Accounting,
                                                                 Business School, National University of Singapore
                                                                 (7/2004 - present) Associate Professor, College of
                                                                 Business Administration,  Korea University (9/2001
                                                                 - 5/2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice President of all the DFA Entities. Human
Age: 36                                               2005       Resources Manager of Dimensional Fund Advisors LP
                                                                 (since January 2004). Formerly, Assistant Vice
                                                                 President for Metropolitan West Asset Management
                                                                 LLC (February 2001 to December 2003) and Director
                                                                 of Human Resources for Icebox, LLC (March 2000 to
                                                                 February 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David R. Martin                Vice President,        Since      Vice President, Chief Financial Officer and
Age: 50                        Chief Financial        2007       Treasurer of all the DFA Entities. Formerly,
                               Officer and Treasurer             Executive Vice President and Chief Financial
                                                                 Officer of Janus Capital Group Inc. (June 2005 to
                                                                 March 2007); Senior Vice President of Finance at
                                                                 Charles Schwab & Co., Inc. (March 1999 to May 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Heather E. Mathews             Vice President         Since      Vice President of all the DFA Entities and
Age: 37                                               2004       Dimensional Fund Advisors Ltd. Prior to April 2004,
                                                                 Portfolio Manager for Dimensional Fund Advisors LP.
                                                                 Formerly, Graduate Student at Harvard University
                                                                 (August 1998 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 43                        Secretary              President  Entities. Vice President and Assistant Secretary of
                                                      since      DFA Australia Limited. Director, Vice President and
                                                      1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                                      Secretary  February 2002, April 1997, and May 2002,
                                                      since      respectively). Vice President and Secretary of
                                                      2000       Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Funds PLC. And Dimensional Funds II PLC
                                                                 (since 2002 and 2006, respectively). Formerly,
                                                                 Assistant Secretary of all DFA Entities and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gerard K. O'Reilly             Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 30                                               2007       Research Associate of Dimensional Fund Advisors LP
                                                                 (2004 to 2006); Research Assistant in PhD program,
                                                                 Aeronautics Department California Institute of
                                                                 Technology (1998 to 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carmen Palafox                 Vice President         Since      Vice President of all the DFA Entities. Operations
Age: 32                                               2006       Manager of Dimensional Fund Advisors LP (since May
                                                                 1996).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 35                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (February 2002 to
                                                                 January 2005); Associate Director at Watson
                                                                 Pharmaceuticals Inc. (January 2001 to February
                                                                 2002); Graduate student at New York University
                                                                 (February 2000 to December 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 46                                               1993       Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President and     Vice       Chief Investment Officer (beginning March 2007) and
Age: 40                        Chief Investment       President  Vice President of all the DFA Entities and
                               Officer                since      Dimensional Fund Advisors LP. Formerly, Research
                                                      2002 and   Associate for Dimensional Fund Advisors LP (June
                                                      Chief      2000 to April 2002); Research scientist (August
                                                      Investment 1998 to June 2000), California Institute of
                                                      Officer    Technology.
                                                      since
                                                      2007
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 36                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (August 2004 to July
                                                                 2005); Financial Services Analyst, Cato Institute
                                                                 (September 2001 to June 2004); Book Review Editor,
                                                                 Cato Journal, Cato Institute (May 1996 to June
                                                                 2004); Assistant Director, Project on Global
                                                                 Economic Liberty, Cato Institute (January 1996 to
                                                                 August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 61                                               2001       Institutional Services. Prior to 2001, Regional
                                                                 Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ted R. Simpson                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 38                                               2007       Director of Dimensional Fund Advisors (since
                                                                 December 2002). Formerly, contract employee with
                                                                 Dimensional Fund Advisors (April 2002 to December
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bryce D. Skaff                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 32                                               2007       Regional Director of Dimensional Fund Advisors
                                                                 (December 1999 to January 2007).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 51                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (August 2001 to April 2004); Principal of William
                                                                 M. Mercer, Incorporated (July 1995 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 44                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 59                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice President of all the DFA Entities and Director
Age: 34                                               2004       and Vice President of Dimensional Fund Advisors
                                                                 Canada Inc. Prior to April 2002, Regional Director
                                                                 of Dimensional Fund Advisors LP. Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000) and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 41                                               1997       Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 49                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 56                                               1997       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 62                                               2001       2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors LP.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
W. Ryan Wiley                  Vice President         Since      Vice President of all the DFA Entities. Senior
Age: 30                                               2007       Trader of Dimensional Fund Advisors LP. Formerly,
                                                                 Portfolio Manager (2006 to 2007); Trader (2001 to
                                                                 2006); and Trading Assistant of Dimensional Fund
                                                                 Advisors LP (1999 to 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Paul E. Wise                   Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 52                                               2005       Technology Officer for Dimensional Fund Advisors LP
                                                                 (since 2004). Formerly, Principal of Turnbuckle
                                                                 Management Group (January 2002 to August 2004);
                                                                 Vice President of Information Technology of AIM
                                                                 Management Group (March 1997 to January 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Board of Directors and until his or her successor is elected and qualified.

     Because the  Portfolio  had not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio and  Underlying  Funds.  The services  provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include  day-to-day  keeping and maintenance of certain records,  calculation of the  offering  price of the shares,  preparation  of reports,  liaison  with its custodian,  and  transfer  and  dividend  disbursing  agency  services.  For the administrative  and accounting  services  provided by PFPC, each Underlying Fund pays PFPC annual fees that are calculated daily and paid monthly  according to a fee  schedule  based on the  aggregate  average net assets of the Fund  Complex, which includes four registered  investment  companies and a group trust. The fee schedule is set forth in the table below:

   .0110% of the Fund Complex's first $50 billion of average net assets;
   .0085% of the Fund Complex's next $25 billion of average net assets; and
   .0075% of the Fund Complex's average net assets in excess of $75 billion.

     The fees  charged  to each  Underlying  Fund  under  the fee  schedule  are allocated to the Underlying Fund based on the Underlying Fund's pro rata portion of the aggregate average net assets of the Fund Complex.

     The Portfolio is subject to a monthly fee of $1,000.  The Underlying  Funds are also subject to certain  monthly base fees.  The DFA Real Estate  Securities
Portfolio is subject to a monthly  base fee of $1,666 and the DFA  International
Real Estate Securities Portfolio is subject to a monthly base fee of $2,038.

     The Portfolio  also pays separate fees to PFPC with respect to the services
PFPC provides as transfer agent and dividend disbursing agent.

Custodian

     Citibank,  N.A., 111 Wall Street, New York, New York, 10005,  serves as the global custodian for the Portfolio.  The custodian  maintains a separate account
or  accounts  for  the  Portfolio;   receives,  holds,  and  releases  portfolio
securities on account of the  Portfolio;  makes  receipts and  disbursements  of money on behalf of the  Portfolio;  and collects  and receives  income and other payments and distributions on account of the Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
Financial Industry Regulatory Authority.  The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP ("PWC") is the  independent  registered  public accounting  firm to the Fund and audits the annual  financial  statements of the
Fund.  PWC's address is Two Commerce  Square,  Suite 1700,  2001 Market  Street,
Philadelphia, PA 19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  had not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

     The  Advisor  has  agreed  to waive  all or a  portion  of the  Portfolio's management fee to the extent  necessary to limit the total  management fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the  management  fees paid by the Portfolio  through its  investment in other funds managed by the Advisor) to 0.55% of the Portfolio's  average net assets on an annualized basis.  Pursuant to a Fee Waiver and Expense Assumption  Agreement
for the  Portfolio,  the  Advisor  has  agreed to waive all or a portion  of its management  fee and to assume  the  expenses  of the  Portfolio  (including  the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor but excluding the expenses that the Portfolio incurs indirectly  through its investment in unaffiliated  investment companies)  ("Portfolio Expenses") to the extent  necessary to limit the Portfolio  Expenses of the Portfolio to 0.55%
of the  Portfolio's  average  net assets on an  annualized  basis (the  "Expense
Limitation  Amount").  At any time that the Portfolio  Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek  reimbursement  for any fees  previously  waived  and/or  expenses previously  assumed to the  extent  that such  reimbursement  will not cause the
Portfolio's  annualized  Portfolio  Expenses to exceed the  Portfolio's  Expense
Limitation  Amount.  The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses  previously  assumed by the Advisor more than thirty-six  months  before  the date of such  reimbursement.  The Fee Waiver and
Expense  Assumption  Agreement will remain in effect for an initial period until
April 1, 2009,  and then shall continue in effect from year to year for one-year periods thereafter unless terminated by the Advisor.

                               PORTFOLIO MANAGERS

     In accordance  with the team approach  used to manage the  Portfolios,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment  decisions regarding the Portfolios including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment  Committee.  Stephen A. Clark and Karen E. Umland together coordinate the  efforts of all other  portfolio  managers  with  respect to the  day-to-day management of the Portfolio

     Because the  Portfolio had not  commenced  operations  prior to the date of this SAI, the portfolio managers do not own any shares of the Portfolio.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications  in  compensation  as the Advisor's  Compensation  Committee deems
necessary  to  reflect   changes  in  the  market.   Each  portfolio   manager's
compensation consists of the following:

     o    Base salary. Each portfolio manager is paid a base salary. The Advisor considers  the factors  described  above to determine  each  portfolio manager's base salary.

     o    Semi-Annual  Bonus.  Each portfolio  manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of stock of the Advisor's general partner as determined from time to time by the
Board of  Directors  of the Advisor or its  delegees.  Portfolio  managers  also participate  in  benefit  and  retirement  plans  and other  programs  available generally to all employees.

Other Managed Accounts

     In addition to the Portfolio,  each portfolio  manager  manages:  (i) other
U.S. registered investment companies advised or sub-advised by the Advisor; (ii)
other pooled investment  vehicles that are not U.S. registered mutual funds; and
(iii) other accounts managed for  organizations  and individuals.  The following table  sets  forth  information  regarding  the total  accounts  for which  each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

Name of Portfolio Manager          Number of Accounts Managed and Total
                                   Assets by Category As of November 30, 2007
---------------------------------- -------------------------------------------------------------------------
Stephen A. Clark                    o  U.S. registered mutual funds with $___ million in total assets under management.
                                    o  unregistered pooled investment vehicles with $___ million in total assets under management.
                                    o  other accounts with $___ million in total assets under management.
---------------------------------- -------------------------------------------------------------------------
Karen E. Umland                     o  U.S. registered mutual funds with $___ million in total assets under management.
                                    o  unregistered pooled investment vehicles with $___ million in total assets under management.
                                    o  other accounts with $___ million in total assets under
                                       management.
---------------------------------- -------------------------------------------------------------------------

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage  such  competing  interests  for the time and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the Portfolio.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one  portfolio or Account,  the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible  portfolios  and Accounts.
          To deal with these situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across  multiple  portfolios  and
          Accounts.

     o    Broker  Selection.  With respect to  securities  transactions  for the
          Portfolio,  the Advisor determines which broker to use to execute each order,  consistent  with the Advisor's  duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  the  Advisor  may be limited by the client  with respect to the  selection  of brokers or may be  instructed  to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous,  transactions for the
          Portfolio and another Account that may  temporarily  affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

     o    Performance-Based   Fees.  For  some  Accounts,  the  Advisor  may  be
          compensated  based on the  profitability of the Account,  such as by a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict  of interest  for the  Advisor  with regard to Accounts  where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities  preferentially  to the  Accounts  where the Advisor  might share in investment gains.

     o    Investment in an Account. A portfolio manager or his/her relatives may invest in an Account  that he or she manages and a conflict  may arise where he or she may  therefore  have an incentive to treat the Account
          in  which  the   portfolio   manager  or  his/her   relatives   invest
          preferentially  as compared to the  Portfolio  or other  Accounts  for which he or she has portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this SAI had not commenced investment operations prior to the date of this SAI.

                                 CODES OF ETHICS

     The Fund,  the  Advisor,  and DFAS have  adopted a revised  Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain  access  persons of the Portfolio.
The Code is designed to ensure  that access  persons act in the  interest of the
Portfolio,  and its  shareholders,  with  respect  to any  personal  trading  of securities.  Under  the Code,  access  persons  are  generally  prohibited  from knowingly buying or selling securities (except for mutual funds, U.S. government securities,  and money market  instruments) which are being purchased,  sold, or considered  for  purchase or sale by the  Portfolio  unless the access  persons'
proposed  purchases  are  approved in advance.  The Code also  contains  certain reporting requirements and personal securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that the shareholders  hold, except as otherwise required by applicable law. If liquidation of the Fund should occur,  shareholders  would be entitled  to  receive,  on a per  class  basis,  the  assets  of the  particular portfolio whose shares they own, as well as a proportionate share of Fund assets not  attributable  to any particular  portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940
Act or other  applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of shareholders  entitled to cast not less than a majority of votes entitled to be cast at such meeting. Such meeting may be called to consider  any matter,  including  the removal of one or more  directors.  Shareholders  will  receive  shareholder  communications  with respect to such matters as required by the 1940 Act,  including  semi-annual and annual financial statements of the Fund.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The  Fund  or its  transfer  agent  may,  from  time  to  time,  appoint  a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders  and  funds  from  certain  investors.  With  respect  to  purchases  and redemptions  through  a  sub-transfer  agent,  the Fund  will be  deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of a Portfolio  will be priced at the public  offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the  Portfolio.  Unless  your  investment  in the  Portfolio  is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The  Portfolio  derives  income  generally  in the  form of  dividends  and interest  on  its  investments.  This  income,  less  expenses  incurred  in the operation of the Portfolio,  constitutes  its net  investment  income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by the  Portfolio  from such income  (other than  qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

     The Portfolio  may realize a capital gain or loss in connection  with sales or other dispositions of its portfolio  securities.  Distributions  derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital gain,  regardless of how long you have held your shares in the  Portfolio.  Any  net  capital  gain  of the  Portfolio  generally  will  be distributed  once  each  year,  and  may  be  distributed  more  frequently,  if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

     If the  Portfolio's  distributions  exceed its  taxable  income and capital gains realized during a taxable year, all or a portion of the distributions made in the same  taxable  year may be  recharacterized  as a return  of  capital  to shareholders.  A return of capital  distribution  generally will not be taxable, but will reduce each  shareholder's  cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder's basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

     In general.  The Portfolio may be subject to foreign  withholding  taxes on income  from  certain  foreign  securities.  This,  in turn,  could  reduce  the
Portfolio's income dividends paid to shareholders.

     Pass-through of foreign tax credits. If more than 50% in value of the total assets of the Portfolio is invested in securities of foreign  corporations,  the
Portfolio may elect to pass through to its shareholders  their pro rata share of foreign  income  taxes paid by the  Portfolio.  If this  election  is made,  the
Portfolio  may report more taxable  income to you than it actually  distributes.
You will  then be  entitled  either  to  deduct  your  share  of these  taxes in computing your taxable income,  or to claim a foreign tax credit for these taxes against  your U.S.  federal  income tax  (subject  to  limitations  for  certain shareholders).  The Portfolio will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits  available to you (as a result of the pass-through  to you of your pro  rata  share  of  foreign  taxes by paid by the
Portfolio)  will  be  reduced  if you  receive  from  the  Portfolio  qualifying dividends  from  qualifying  foreign  corporations  that are  subject  to tax at reduced  rates.  Shareholders  in these  circumstances  should  talk with  their personal tax advisors  about their foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the Portfolio.  Similarly,  foreign exchange losses realized on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Portfolio's  ordinary income  otherwise  available for distribution to you. This
treatment   could  increase  or  decrease  the   Portfolio's   ordinary   income
distributions  to you, and may cause some or all of the  Portfolio's  previously distributed income to be classified as a return of capital.

     PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs").  When  investing  in  PFIC  securities,   the  Portfolio  intends  to
mark-to-market  these  securities and will recognize any gains at the end of its fiscal  year.  Deductions  for  losses are  allowable  only to the extent of any current or  previously  recognized  gains.  These gains  (reduced  by  allowable losses)  are  treated as  ordinary  income  that the  Portfolio  is  required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Portfolio.  In addition, if the Portfolio is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Portfolio may be subject to U.S. federal income tax on a portion of any "excess  distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred  taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.

     The  Portfolio  will  inform  you of  the  amount  and  character  of  your distributions  at the time they are paid,  and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held  Portfolio  shares for a full year, the
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends,  or  capital  gains,  and in the case of  non-U.S.  shareholders  the
Portfolio may further designate and distribute as interest-related dividends and short-term  capital gain dividends,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the Portfolio.  Taxable  Distributions  declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes  to its  shareholders.  The Board of  Directors reserves the right not to distribute the Portfolio's net long-term  capital gain or not to maintain the qualification of the Portfolio as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio.  If the Portfolio fails to qualify as a regulated  investment  company,  the Portfolio  would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions  to you would be taxed as  qualified  dividend  income to the extent of such Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Portfolio must meet certain specific requirements, including:

     (i)  The Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the securities of a qualified publicly
          traded  partnership  (other  than  U.S.   government   securities  and
          securities of other regulated investment  companies) can exceed 25% of the  Portfolio's  total  assets,  and,  with  respect  to  50%  of the
          Portfolio's  total  assets,  no  investment  (other than cash and cash items,  U.S.  government  securities and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
          10% of the outstanding voting securities of the issuer;

     (ii) The  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest, payments with respect to securities loans, gains
          from  the  sale  or  disposition  of  stock,   securities  or  foreign
          currencies,  or other  income  derived with respect to its business of investing in such stock,  securities,  or  currencies,  and net income derived from an interest in a qualified  publicly traded  partnership;
          and

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment  company taxable income and net tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts: 98% of its taxable ordinary income earned during the calendar year; 98%
of its capital gain net income  earned  during the  twelve-month  period  ending
November  30; and 100% of any  undistributed  amounts  from the prior year.  The
Portfolio intends to declare and pay these  distributions in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

     In general. If you are a taxable investor, sales, exchanges and redemptions
(including  redemptions in kind) are taxable  transactions for federal and state income tax purposes.  If you redeem your Portfolio  shares the Internal  Revenue
Service (the "IRS") requires you to report any gain or loss on your  redemption.
If you held your  shares as a capital  asset,  the gain or loss that you realize will be capital  gain or loss and will be  long-term  or  short-term,  generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

     To the extent the Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to  shareholders  that are derived from interest on these  obligations  should be exempt  from  state and local  personal  income taxes,  subject in some states to minimum  investment or reporting  requirements that must be met by the  Portfolio.  The  income  on  portfolio  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage Association (FNMA) securities),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporate shareholders.

Qualified Dividend Income for Individuals

     For  individual  shareholders,  a  portion  of the  dividends  paid  by the
Portfolio may be qualified  dividends eligible for taxation at long-term capital gain rates.  This reduced rate  generally is available for dividends paid by the
Portfolio  out of dividends  earned on the  Portfolio's  investment in stocks of domestic corporations and qualified foreign corporations.

     Both the  Portfolio  and the  investor  must meet  certain  holding  period requirements to qualify  Portfolio  dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     For  corporate  shareholders,  a  portion  of  the  dividends  paid  by the
Portfolio  may  qualify  for the  dividends-received  deduction.  The portion of dividends paid by the Portfolio  that so qualifies will be designated  each year in a notice mailed to the Portfolio's shareholders,  and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.)  corporations that would have qualified for the  dividends-received  deduction in the hands of the Portfolio if the Portfolio was a regular corporation.  Dividends paid by the
Portfolio  from  interest on debt  securities  or dividends  earned on portfolio securities  of non-U.S.  issuers are not  expected to qualify for the  corporate dividends-received  deduction.  Because  Portfolio's income is derived primarily from  foreign  issuers,  none or only a small  amount of its  distributions  are expected to qualify for the corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the  Portfolio for less than a minimum  period of time,  generally 46 days  during  a  91-day  period  beginning  45 days  before  the  stock  becomes ex-dividend.  Similarly,  if your Portfolio shares are  debt-financed or held by you for less than a 46-day  period  then the  dividends-received  deduction  for
Portfolio  dividends on your shares may also be reduced or  eliminated.  Even if designated  as dividends  eligible  for the  dividends-received  deduction,  all dividends  (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

     The Portfolio may invest in complex  securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether  gains or losses  recognized  by the  Portfolio  are treated as ordinary income or capital gain,  accelerate the  recognition of income to the Portfolio, defer the Portfolio's  ability to recognize losses, and subject the Portfolio to
U.S.  federal  income  tax on income  from  certain of the  Portfolio's  foreign investments.  In turn,  these  rules may affect the  amount,  timing  and/or tax character of the Portfolio's  income and, in turn, of the income  distributed to you.

     Derivatives.  The  Portfolio  is  permitted  to invest in certain  options,
futures  and  foreign   currency   contracts.   If  the  Portfolio  makes  these
investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of  November 30 (for  capital  gain net income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Securities   lending.   The  Portfolio's  entry  into  securities   lending
transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend  income  and,  to the extent  that debt  securities  are  loaned,  will generally not qualify as qualified  interest income for foreign  withholding tax purposes.

     Tax straddles.  The Portfolio's investment in options,  futures and foreign currency  contracts in connection with certain hedging  transactions could cause the Portfolio to hold  offsetting  positions in securities.  If the  Portfolio's
risk  of  loss  with  respect  to  specific   securities  in  its  portfolio  is
substantially  diminished  by the  fact  that it  holds  other  securities,  the
Portfolio  could be deemed to have  entered into a tax  "straddle"  or to hold a
"successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Investments  in securities of uncertain  tax  character.  The Portfolio may invest in securities  the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income  recognized by the  Portfolio,  requiring the Portfolio to purchase or sell securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o provide your correct social security or taxpayer identification number,
     o certify that this number is correct,
     o certify that you are not subject to backup withholding, and
     o certify that you are a U.S. person (including a U.S. resident alien).

     The  Portfolio  also must  withhold if the IRS  instructs it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

     Non-U.S.  investors  (shareholders  who,  as to the  United  States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by the Portfolio, subject to certain exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related dividends paid by the
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation  or  partnership  in which the Portfolio is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income  dividend  that is  designated  by the  Portfolio as an  interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because the  designation  is based on an estimate of the  Portfolio's  qualified interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence,  the Portfolio may over withhold a small amount of U.S. tax from a dividend  payment.  In this case, the non-U.S.
investor's  only  recourse  may  be to  either  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio
reserves  the  right  in  these  cases  to  not  designate,   small  amounts  of
interest-related  or  short-term  capital  gain  dividends.   Additionally,  the
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational  constraints.  The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the
Portfolio is effective for  dividends  paid with respect to taxable years of the
Portfolio  beginning  after  December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by the  Portfolio  to  non-U.S.  investors  on the  income  earned on  portfolio investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding tax. If you hold your Portfolio  shares in connection  with a U.S.  trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000  statutory estate tax credit.  A partial  exemption from U.S. estate tax may apply to Portfolio shares held by the estate of a nonresident decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the
Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt obligations,  deposits,  or other property that generally would be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by  gift  of  shares  of  the  Portfolio  by a  non-U.S.  shareholder  who  is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date
of  this   Statement  of   Additional   Information.   Future   legislative   or
administrative   changes  or  court  decisions  may  significantly   change  the
conclusions  expressed  herein,  and any such  changes or  decisions  may have a retroactive effect with respect to the transactions  contemplated  herein. Rules of state and local taxation of ordinary  income,  qualified  dividend income and capital  gain  dividends  may  differ  from the  rules for U.S.  federal  income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each  shareholder's  particular  situation.
Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from  those  summarized  above.  Shareholders  are  urged to  consult  their tax advisers  as to the  consequences  of these and other  state and local tax rules affecting investment in the Portfolio.

     This  discussion of "Taxation of the  Portfolio" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of  Directors  of the Fund has  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  of the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee has formed a Corporate Governance Committee composed of certain officers,  directors and other personnel of the Advisor and has delegated to its members authority to
(i) oversee the voting of proxies,  (ii) make  determinations  as to how to vote certain  specific  proxies,  and (iii) verify the on-going  compliance  with the
Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific,  ongoing  compliance with respect to the Voting
Policies  and may  designate  other  personnel of the Advisor to vote proxies on behalf of the Portfolio, including all authorized traders of the Advisor.

     The Advisor votes (or refrains from voting) proxies in a manner  consistent with the best  interests of the  Portfolio as  understood  by the Advisor at the time of the vote. Generally,  the Advisor analyzes proxy statements on behalf of the Portfolio in accordance with the Voting Policies and the Voting  Guidelines.
Most  proxies that the Advisor  receives  will be voted in  accordance  with the
Voting  Guidelines.  Since most proxies are voted in accordance  with the Voting
Guidelines,  it normally will not be necessary for the Advisor to make an actual determination  of how to vote a particular  proxy,  thereby largely  eliminating conflicts of interest for the Advisor during the proxy voting process.  However, the Proxy  Policies  do address the  procedures  to be followed if a conflict of interest arises between the interests of the Portfolio, and the interests of the
Advisor or its  affiliates.  If the Corporate  Governance  Committee  member has actual knowledge of a conflict of interest and recommends a vote contrary to the
Voting  Guidelines,  the  Advisor,  prior to  voting,  will fully  disclose  the conflict to the Board of Directors of the Fund,  or an  authorized  committee of the Board,  and vote the proxy in accordance  with the direction of the Board or its authorized committee.

     The  Advisor  will  usually  vote  proxies  in  accordance  with the Voting
Guidelines.  The Voting Guidelines provide a framework for analysis and decision making,  however,  the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances  related to a proxy  vote,  the  Advisor  reserves  the right to vote  counter to the Voting
Guidelines if, after a review of the matter,  the Advisor believes that the best interests  of  the  Portfolio  would  be  served  by  such  a  vote.  In  such a circumstance,  the  analysis  will be  documented  in writing  and  periodically presented to the Corporate Governance  Committee.  To the extent that the Voting
Guidelines do not cover potential  voting issues,  the Advisor will vote on such issues in a manner that is consistent  with the spirit of the Voting  Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

     Examples of some of the Voting  Guidelines are described  below.  Under the
Voting  Guidelines  proxies will usually be voted for: (i) the  ratification  of independent auditors (ii) the elimination of anti-takeover  measures;  and (iii)
re-incorporation  when the economic  factors  outweigh  any negative  governance changes.  Pursuant  to the  Voting  Guidelines  proxies  will  usually  be voted against: (i) the institution of anti-takeover  measures (such as the institution of classified boards of directors and the creation of super majority provisions)
and (ii) proposals  authorizing  the creation of new classes of preferred  stock with unspecified voting, conversion, dividend distribution and other rights. The
Voting  Guidelines  also provide that certain  proposals will be considered on a case-by-case  basis,  including:  (i)  mergers and  acquisitions,  which will be assessed to determine whether the transaction  enhances  shareholder value; (ii)
proposals  with  respect  to  management  compensation  plans;  (iii)  proposals increasing  the  authorized  common stock of a company and (iv)  proposals  with respect to the composition of a company's  Board of Directors.  The Advisor may, but will not  ordinarily,  take social  concerns into account in voting  proxies with respect to securities held by the Portfolio.

     The Advisor  votes (or refrains  from voting)  proxies in a manner that the
Advisor  determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio's  investments.  In some cases,  the Advisor may determine  that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best  interest  of the  Portfolio  and  refrain  from  voting if the  costs, including the  opportunity  costs,  of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the  revenue-producing  value of loans  against the  difficult-to-assess value of casting  votes.  It is the Advisor's  belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome  of the vote  would not be  affected  by the  Advisor  recalling  loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities  on loan if it  determines  that voting the  securities  is likely to materially affect the value of the Portfolio's  investment and that it is in the
Portfolio's best interests to do so. In cases where the Advisor does not receive a solicitation  or enough  information  within a sufficient  time (as reasonably determined by the Advisor) prior to the proxy-voting  deadline,  the Advisor may be unable to vote.

     With respect to non-U.S.  securities,  it is typically  both  difficult and
costly  to  vote  proxies  due  to  local  restrictions,   customs,   and  other
requirements  or  restrictions.  The Advisor  does not vote  proxies of non-U.S.
companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated  economic benefit to the Portfolio Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S.  companies on
a   portfolio-by-portfolio   basis,  and  generally  implements  uniform  voting
procedures for all proxies of a country. The Advisor periodically reviews voting logistics,  including  costs and other  voting  difficulties,  on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor's  decision of whether or not to vote.

     The Advisor and the Fund have retained  Institutional  Shareholder Services
("ISS"),  an  independent  third  party  service  provider,  to provide  certain services with respect to proxy voting.  ISS provides  information on shareholder meeting  dates and proxy  materials;  translates  proxy  materials  printed in a
foreign   language;   provides   research   on  proxy   proposals   and   voting
recommendations  in  accordance  with the Voting  Guidelines;  effects  votes on behalf of the  Portfolio;  and provides  reports  concerning  the proxies voted.
Although the Advisor may consider the  recommendations  of ISS on proxy  issues, the Advisor remains ultimately responsible for all proxy voting decisions.

     Information  regarding  how the  Portfolio  voted  proxies  related  to its portfolio  securities  during the 12 month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor's web site at
http://www.dfaus.com    and   (iii)   on   the    Commission's   web   site   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the Advisor's public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information
regarding  the  Portfolio's  industry   allocations.   The  Portfolio  generally
discloses  its  complete  Holdings   Information   (other  than  cash  and  cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

------------------------------------- ----------------------------------- -----------------------------------

             Recipient                         Business Purpose                       Frequency
------------------------------------- ----------------------------------- -----------------------------------
Citibank, N.A.                        Fund Custodian and available        Daily
                                      office operational support
                                      service provider to the Advisor
------------------------------------- ----------------------------------- -----------------------------------
PFPC Trust Company                    Fund Custodian                      Daily
------------------------------------- ----------------------------------- -----------------------------------
PFPC Inc.                             Fund Administrator, Accounting      Daily
                                      Agent and Transfer Agent
------------------------------------- ----------------------------------- -----------------------------------
PriceWaterhouse Coopers LLP           Independent registered public       Semi-annually (based on fiscal
                                      accounting firm                     year)
------------------------------------- ----------------------------------- -----------------------------------
Pricing Service Vendor                Fair Value Information Services     Daily
------------------------------------- ----------------------------------- -----------------------------------

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2007,  the annual reports of the Fund for the fiscal year ended  November  30, 2007 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

  DFA INVESTMENT DIMENSIONS GROUP INC. (100/101))

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of Restatement effective August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Articles  Supplementary as filed with the Maryland  Secretary of State on September 8, 2004 re: the addition of Class R Shares of U.S.  Small
          Cap Value  Portfolio  and the  deletion of (i) the LD U.S.  Marketwide
          Portfolio Shares, (ii) the HD U.S. Marketwide  Portfolio Shares, (iii)
          the LD U.S.  Marketwide  Value  Portfolio  Shares and (iv) the HD U.S.
          Marketwide Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (3)  Articles of Amendment as filed with the Maryland Secretary of State on
          October 25, 2004 re: the name change of the:
          *        AAM/DFA International High Book to Market Portfolio to the
                   LWAS/DFA International High Book to Market Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (4)  Articles  Supplementary  filed with the Maryland Secretary of State on
          January 10, 2005 re: the addition of the:
          *        Shares of Emerging Markets Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 14, 2005.

     (5)  Articles  Supplementary  filed with the Maryland Secretary of State on
          March 7, 2005 re: the authorization of 40 billion additional shares of common stock:
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (6)  Articles of Amendment as filed with the Maryland Secretary of State on
          September 12, 2005 re: the name change of the:
          *        The Pacific Rim Small Company Portfolio to the Asia Pacific
                   Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (7)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 12, 2005 re: the addition of the:
          *        U.S. Core Equity 1 Portfolio
          *        U.S. Core Equity 2 Portfolio
          *        U.S. Vector Equity Portfolio
          *        International Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (8)  Articles of Amendment as filed with the Maryland Secretary of State on
          May 12, 2006 re: the name change of the:
          *        U.S. Small Cap Value Portfolio Shares-Investor Class to the
                   U.S. Small Cap Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (9)  Articles  Supplementary  filed with the Maryland Secretary of State on
          May 12, 2006 re: the addition of the:
          *    Emerging   Markets   Social   Core   Portfolio   Shares  and  the
               reclassification  and reallocation of shares of Class R Shares of
               U.S.  Small  Cap  Value  Portfolio  to the U.S.  Small  Cap Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (10) Articles  Supplementary  filed with the Maryland Secretary of State on
          August 4, 2006 re: the addition of the:
          *    DFA Inflation-Protected Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

     (11) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 20, 2006 re: the addition of the:
          *    DFA International Real Estate Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     December 5, 2006.

     (12) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 100 billion  additional shares of common stock to:
          *    U.S. Core Equity 2 Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (13) Articles of Amendment as filed with the Maryland Secretary of State on
          November 29, 2006 re: the name change of the:
          *    U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (14) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 140 billion  additional shares of common stock and re: the addition of the:
          *        DFA California Short-Term Municipal Bond Portfolio Shares
          *        T.A. U.S. Core Equity 2 Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (15) Articles of Amendment as filed with the Maryland Secretary of State on
          March 27, 2007 re: the name change of the:
          *    Tax-Managed U.S. Small Cap Value Portfolio Shares to the
               Tax-Managed U.S. Targeted Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (16) Articles of Amendment as filed with the Maryland Secretary of State on
          June 21, 2007 re: the name change of the:
          *    Emerging  Markets  Social Core  Portfolio  Shares to the Emerging
               Markets Socila Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (17) Articles  Supplementary  filed with the Maryland Secretary of State on
          June 21, 2007 re: the addition of the:
          *    U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E International Social Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (18) Articles  Supplementary  filed with the Maryland Secretary of State on
          July 9, 2007 re: the classification and allocation of shares.
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (19) Articles of Amendment  filed with the  Maryland  Secretary of State on
          October 10, 2007 re: the name change of various portfolios:
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (20) Articles  Supplementary  filed with the Maryland Secretary of State on
          October 10, 2007 re: the addition of Class R shares:
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

(b) By-Laws.
    Amended and Restated By-Laws of the Registrant.
    Incorporated herein by reference to:
    Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                      Registration Statement on Form N-1A.
    File Nos.:        2-73948 and 811-3258.
    Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.
     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.

     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
               *       DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *       VA Global Bond Portfolio (formerly the DFA Global Fixed
                       Income Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *       DFA Intermediate Government Fixed Income Portfolio
                       (formerly the DFA Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *       Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *       DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *       DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Large Value Portfolio (formerly known as the DFA
                       Global Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Small Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *       Tax-Managed U.S. Small Cap Value Portfolio (formerly
                       Tax-Managed U.S. 5-10 Value Portfolio);
               *       Tax-Managed U.S. Small Cap Portfolio (formerly
                       Tax-Managed U.S. 6-10 Small Company Portfolio); and
               *       Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:
                    *        Tax-Managed U.S. 5-10 Value Portfolio to the
                             Tax-Managed U.S. Small Cap Value Portfolio
                    *        Tax-Managed U.S. 6-10 Small Company Portfolio to
                             the Tax-Managed U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 70/71 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

               (2)  Addendum Number Two re: the reflection of the following name changes:
                    *        Tax-Managed U.S. Small Cap Value Portfolio to the
                             Tax-Managed U.S. Targeted Value Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 88/89 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2007.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 73/74 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 14, 2005.

          (p)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 1 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (q)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (r)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (s)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (t)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (u)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 12, 2006 re: the:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (v)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (w)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA California Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (x)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (y)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (z)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 89/90 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     April 24, 2007.

          (aa) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (bb) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (cc) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    U.S. Sustainability Core 1 Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment  No.  99/100  to  Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 10, 2008.

          (dd) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    International Sustainability Core 1 Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment  No.  99/100  to  Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 10, 2008.

          (ee) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (ff) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    T.A. World ex U.S. Core Equity Portfolio
               Filing: Post-Effective Amendment No. 97/98 to Registrant's Registration
               Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 13, 2007

          (gg) Form of Investment  Advisory Agreement between the Registrant and
               DFA re:  the:
               * DFA Global Real Estate Securities Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.gg.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (i)  Amendment  No.  1  to  Sub-Advisory  Agreement  between  the
                    Registrant,   DFA  and  DFA  Australia  Ltd.  (formerly  DFA
                    Australia Pty Limited) dated July 18, 1997
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 78/79 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (e)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (f)  form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (g)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (h)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (i)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (j)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (k)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (l)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (m)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Sustainability Core 1 Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (n)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    International Sustainability Core 1 Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (o)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (p)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

(e)  Underwriting Contracts.

     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f)  Bonus or Profit Sharing Plans.
     Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration
                           Statement of the Registrant on form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:
           *        U.S. 9-10 Small Company Portfolio;
           *        U.S. Large Company Portfolio;
           *        DFA One-Year Fixed Income Portfolio;
           *        DFA Intermediate Government Fixed Income Portfolio
                    (formerly known as the DFA Intermediate Government
                    Bond Portfolio; and
           *        DFA Five-Year Government Portfolio
           Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One

               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio
                       to the AAM/DFA International High Book to Market
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Form of Addendum Number Nine re: the addition of the:

               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (j)  Addendum Number Ten re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
          Transfer Agency Agreement between the Registrant
          and PFPC Inc. (formerly Provident
          Financial Processing Corporation) dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to the
                           Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro
                       Cap Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small
                       Cap Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S.
                       Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Fourteen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (2)  Administration and Accounting Agreement
          Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
                       and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Seventeen re: the addition of the:
               *       Emerging Markets Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
               *       DFA One-Year Fixed Income Portfolio (formerly The DFA
                       Fixed Income Shares)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
               *       Japanese Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
               *       United Kingdom Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
               *       Continental Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Form of Amended and Restated Administration Agreement dated March
               30, 2006 re: the:
               *       U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2006.

          (f)  Dated August 8, 1996 re: the
               *       Pacific Rim Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Pacific Rim Small Company Portfolio to Asia Pacific
                             Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 78/79 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (g)  Dated January 6, 1993 re: the
               *       U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
               *       U.S. Large Cap Value Portfolio (formerly the U.S. Large
                       Cap High Book-to-Market Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
               *       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Value Portfolio (formerly the U.S. Small
                             Cap High Book to Market Portfolio) to U.S. Small
                             Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (j)  Dated February 8, 1996 re: the
                *       RWB/DFA International High Book to Market Portfolio
                        (formerly DFA International High Book to Market
                        Portfolio; formerly the Reinhardt Werba Bowen
                        International Large Stock Portfolio)
                Incorporated herein by reference to:
                Filing:          Post-Effective Amendment No. 50/51 to
                                 Registrant's Registration Statement on Form N-1A.
                File Nos.:       2-73948 and 811-3258.
                Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
               *       Emerging Markets Portfolios
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
               *       Enhanced U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
               *       DFA Two-Year Global Fixed Income Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (n)  Form of Dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
               *       Emerging Markets Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
               *       U.S. Micro Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
                    *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 60/61 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 23, 2001.

          (q)  Form of Amended and Restated re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (r)  Dated November 30, 1997 re: the:
               *       Emerging Markets Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
               *       Tax-Managed U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
               *       Tax-Managed U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 61/62 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Tax-Managed U.S. Marketwide Portfolio to
                             Tax-Managed U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 66/67 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Form of Marketing  Agreement  dated June 29, 1994 between DFA and
               National Home Life Assurance Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio
                       (formerly the DFA International High Book to Market
                       Portfolio and Reinhardt Werba Bowen
                       International Large Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (d)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated August 7, 2006.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (e)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated September 12, 2006 re:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (f)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (g)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA California Short-Term Municipal Bond Portfolio
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (h)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       Emerging Markets Core Equity Portfolio
               *       U.S. Core Equity 1 Portfolio
               *       U.S. Core Equity 2 Portfolio
               *       U.S. Vector Equity Portfolio
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (i)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       U.S. Large Company Portfolio
               *       U.S. Targeted Value Portfolio
               *       International Small Company Portfolio
               *       Japanese Small Company Portfolio
               *       United Kingdom Small Company Portfolio
               *       Continental Small Company Portfolio
               *       Asia Pacific Small Company Portfolio (formerly, Pacific
                       Rim Small Company Portfolio)
               *       Tax-Managed U.S. Equity Portfolio
               *       DFA Short-Term Municipal Bond Portfolio
               *       DFA Inflation-Protected Securities Portfolio
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (j)  Form of Fee Waiver Agreement between the Registrant and DFA re:
               *    U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 6, 2007.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(j)  Other Opinions.

     (1)  Consent of PricewaterhouseCoopers
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on
          Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.

     (1)  Multiple Class Plan Pursuant to Rule 18f-3
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 95/96 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 10, 2007.

(o)  Powers-of-Attorney.

     (1)  On behalf of the  Registrant,  dated as of March 30, 2007,  appointing
          David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown
          and  Jeff J.  Jeon as  attorneys-in-fact  to David  G.  Booth,  Rex A.
          Sinquefield,  George  M.  Constantinides,  John  P.  Gould,  Roger  G.
          Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David
          R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (2)  On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30,  2007,  appointing  David G. Booth,  David R.  Martin,
          Catherine   L.   Newell,   Valerie  A.  Brown  and  Jeff  J.  Jeon  as
          attorneys-in-fact  to David G. Booth,  Rex A.  Sinquefield,  George M.
          Constantinides,  John P. Gould,  Roger G. Ibbotson,  Robert C. Merton,
          Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (3)  On  behalf  of   Dimensional   Emerging   Markets   Value  Fund  Inc.,
          Power-of-Attorney  dated as of March  30,  2007,  appointing  David G.
          Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff
          J. Jeon as  attorneys-in-fact  to David G. Booth, Rex A.  Sinquefield,
          George M. Constantinides,  John P. Gould, Roger G. Ibbotson, Robert C.
          Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(p)  Codes of Ethics.

     (1)  Code of Ethics of Registrant,  Adviser,  Sub-Advisers and Underwriter.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None.

ITEM 25.  INDEMNIFICATION.

          Reference  is made to  Section  1 of  Article  IX of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

     (a)  Dimensional  Fund  Advisors  LP,  with a  principal  place of business located at 1299 Ocean Avenue,  Santa Monica,  CA 90401, the investment manager for the Registrant,  is also the investment  manager for three other registered  open-end  investment  companies,  The DFA Investment
          Trust  Company,  Dimensional  Emerging  Markets  Value  Fund Inc.  and
          Dimensional   Investment   Group  Inc.  The  Advisor  also  serves  as
          sub-advisor for certain other registered investment companies.

               The Advisor is engaged in the  business of  providing  investment advice  primarily  to  institutional  investors.  For  additional information,  please see  "Management  of the Fund" in PART A and
               "Directors   and  Officers"  in  PART  B  of  this   Registration
               Statement.

               Additional  information  as to the Advisor and the  partners  and executive  officers of the  Advisor is included in the  Advisor's
               Form ADV filed with the Commission (File No. 801-16283), which is incorporated  herein by  reference  and sets forth the  executive officers  and partners of the Advisor and  information  as to any business,  profession,  vocation or  employment  or a substantial nature engaged in by those officers and partners  during the past two years.

     (b)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International Social Core Equity Portfolio,  International
          Sustainability  Core 1 Portfolio,  DFA Selectively Hedged Global Fixed
          Income Portfolio and T.A. World ex U.S. Core Equity Portfolio,  each a series of the Registrant,  is Dimensional Fund Advisors Ltd. ("DFAL").
          DFAL has its  principal  place of  business  is 7 Down  Street  London
          W1J7AJ, United Kingdom.  Additional information as to the DFAL and the directors  and  officers  of DFAL is  included  in the DFAL's Form ADV filed with the Commission (File No. 801-40136),  which is incorporated herein by reference  and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a  substantial  nature  engaged in by those  officers and directors during the past two years.

     (c)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International Social Core Equity Portfolio,  International
          Sustainability  Core 1 Portfolio,  DFA Selectively Hedged Global Fixed
          Income Portfolio and T.A. World ex U.S. Core Equity Portfolio,  each a series of the Registrant,  is DFA Australia Limited ("DFA Australia").
          DFA has its  principal  placed  of  business  is Level 29  Gateway,  1
          MacQuarie Place, Sydney, New South Wales 2000,  Australia.  Additional
          information  as to DFA Australia and the directors and officers of DFA
          Australia  is  included  in DFA  Australia's  Form ADV filed  with the
          Commission  (File  No.  801-48036),  which is  incorporated  herein by reference  and sets forth the officers and  directors of DFA Australia and information as to any business, profession, vocation or employment or a  substantial  nature  engaged in by those  officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for The
               DFA Investment Trust Company,  Dimensional Emerging Markets Value
               Fund Inc. and Dimensional Investment Group Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

---------------------------------------- -------------------------------- -------------------------------
  Name and Principal Business Address      Positions and Offices with       Positions and Offices with
                                                   Underwriter                         Fund
---------------------------------------- -------------------------------- -------------------------------
M. Akbar Ali                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darryl Avery                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Arthur H. Barlow                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Scott A. Bosworth                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Valerie A. Brown                         Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David P. Butler                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick Carter                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Stephen A. Clark                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert P. Cornell                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christopher S. Crossan                   Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Compliance Officer               Compliance Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
James L. Davis                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert T. Deere                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert W. Dintzner                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kenneth Elmgren                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Richard A. Eustice                       Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eugene F. Fama, Jr.                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gretchen A. Flicker                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Glenn S. Freed                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Mark R. Gochnour                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Henry F. Gray                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
John T. Gray                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darla Hastings                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joel H. Hefner                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Julie C. Henderson                       Vice President and Fund          Vice President and Fund
1299 Ocean Avenue                        Controller                       Controller
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kevin B. Hight                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christine W. Ho                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Jeff J. Jeon                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick M. Keating                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joseph F. Kolerich                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Michael F. Lane                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kristina M. LaRusso                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Juliet H. Lee                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David R. Martin                          Vice President, Chief            Vice President, Chief
1299 Ocean Avenue                        Financial Officer and Treasurer  Financial Officer and
Santa Monica, CA 90401                                                    Treasurer

---------------------------------------- -------------------------------- -------------------------------
Heather E. Mathews                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------
Catherine L. Newell                      Vice President and Secretary     Vice President and Secretary
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gerard K. O'Reilly                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carmen Palafox                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Sonya K. Park                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------
David A. Plecha                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eduardo A. Repetto                       Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Investment Officer               Investment Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
L. Jacobo Rodriguez                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David E. Schneider                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ted R. Simpson                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Bryce D. Skaff                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Grady M. Smith                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carl G. Snyder                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Lawrence R. Spieth                       Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Bradley G. Steiman                       Vice President                   Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

---------------------------------------- -------------------------------- -------------------------------
Karen E. Umland                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carol W. Wardlaw                         Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Weston J. Wellington                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Daniel M. Wheeler                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ryan Wiley                               Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Paul E. Wise                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Dimensional Fund Advisors LP             Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------

          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The accounts and records of the  Registrant  are located at the office of the Registrant and at additional locations, as follows:

          Name                                         Address
          DFA Investment Dimensions Group Inc.         1299 Ocean Avenue
                                                       Santa Monica, CA 90401

          PFPC Inc.                                    301 Bellevue Parkway,
                                                       Wilmington, DE 19809

ITEM 29.  MANAGEMENT SERVICES.
          None.

ITEM 30.  UNDERTAKINGS.
          Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment  Company Act of 1940, as amended,  the Registrant has duly caused
Post-Effective Amendment No. 100/101 to this Registration Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of the 8th day of February 2008.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth*
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No.  100/101 to this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                  Date

/s/ David G. Booth            *         President, Director,    February 8, 2008
David G. Booth                          Chairman and Chief
                                        Executive Officer

/s/ Rex A. Sinquefield        *         Director                February 8, 2008
Rex A. Sinquefield

/s/ David R. Martin           *         Chief Financial         February 8, 2008
David R. Martin                         Officer, Treasurer
                                        and Vice President

/s/ George M. Constantinides  *         Director                February 8, 2008
George M. Constantinides

/s/ John P. Gould             *         Director                February 8, 2008
John P. Gould

/s/ Roger G. Ibbotson         *         Director                February 8, 2008
Roger G. Ibbotson

/s/ Robert C. Merton          *         Director                February 8, 2008
Robert C. Merton

/s/ Myron S. Scholes          *         Director                February 8, 2008
Myron S. Scholes

/s/ Abbie J. Smith            *         Director                February 8, 2008
Abbie J. Smith

               * By:  /s/ Valerie A. Brown
                          Valerie A. Brown
                          Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.  EDGAR Exhibit No.    Description
23(d)(1)(gg)      EX-99.d.1.gg         Form of Investment Advisory Agreement between the Registrant and DFA re:
                                       the: DFA Global Real Estate Securities Portfolio